AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 26.3%
Financials - 8.1%
Acrisure LLC/Acrisure Finance, Inc. 4.250%, 02/15/29[1]	$70,000	$70,000
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.500%, 01/15/25	485,000	517,645
Air Lease Corp. 3.750%, 02/01/22	465,000	477,195
Air Methods Corp. 8.000%, 05/15/25[2]	53,000	48,291
Aircastle, Ltd. (Bermuda) 2.850%, 01/26/28[2]	265,000	259,904
Alexandria Real Estate Equities, Inc. 4.000%, 01/15/24	360,000	396,033
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750%, 10/15/27[2]	65,000	68,847
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 07/15/26[2]	55,000	58,985
9.750%, 07/15/27[2]	105,000	114,450
American Tower Corp.
3.600%, 01/15/28	425,000	477,973
4.400%, 02/15/26	1,300,000	1,495,566
AssuredPartners, Inc.
5.625%, 01/15/29[2]	10,000	10,163
7.000%, 08/15/25[2]	180,000	185,961

Athene Global Funding 3.000%, 07/01/22[2]	470,000	486,291
Avolon Holdings Funding, Ltd. (Cayman Islands) 3.250%, 02/15/27[2]	370,000	380,911
Banco BBVA Peru, S.A. (Peru) (5.250% to 09/22/24 then U.S. Treasury Yield Curve CMT 5 year + 2.750%), 5.250%, 09/22/29[3,4]	100,000	109,226
Banco Continental SAECA (Paraguay) 2.750%, 12/10/25[2]	200,000	196,300
Banco de Credito del Peru (Peru)
(3.125% to 07/01/25 then U.S. Treasury Yield Curve CMT 5 year + 3.000%), 3.125%, 07/01/30[2,3,4]	200,000	206,004
(3.125% to 07/01/25 then U.S. Treasury Yield Curve CMT 5 year + 3.000%), 3.125%, 07/01/30[3,4]	150,000	154,503

Banco de Credito del Peru/Panama (Peru) (6.125% to 04/24/22 then 3 month LIBOR + 7.043%), 6.125%, 04/24/27[3,4]	150,000	158,400
Banco de Reservas de la Republica Dominicana (Dominican Republic)
7.000%, 02/01/23[2]	300,000	314,253
7.000%, 02/01/23	200,000	209,502
	Principal Amount	Value

Banco Internacional del Peru SAA Interbank (Peru) (4.000% to 07/08/25 then U.S. Treasury Yield Curve CMT 1 year + 3.711%), 4.000%, 07/08/30[3,4]	$550,000	$569,937
Banco Internacional del Peru SAA Interbank (Peru) (6.625% to 03/19/24 then 3 month LIBOR + 5.760%), 6.625%, 03/19/29[3,4]	50,000	55,975
Banco Macro SA (Argentina) (6.750% to 11/04/21 then USD Swap 5 year + 5.463%), 6.750%, 11/04/26[2,3,4]	200,000	164,002
Banco Mercantil del Norte SA/Grand Cayman (Mexico)
(7.500% to 06/27/29 then U.S. Treasury Yield Curve CMT 10 year + 5.470%), 7.500%, 06/27/29[2,3,4,5]	200,000	218,329
(7.625% to 01/10/28 then U.S. Treasury Yield Curve CMT 10 year + 5.353%), 7.625%, 01/10/28[3,4,5]	600,000	660,900

Banco Santander SA (Spain) (3 month LIBOR + 1.090%), 1.303%, 02/23/23[4]	600,000	609,252
Bangkok Bank PCL (Thailand) (5.000% to 09/23/25 then U.S. Treasury Yield Curve CMT 5 year + 4.729%), 5.000%, 09/23/25[3,4,5]	500,000	525,625
Bank of America Corp., MTN (3.974% to 02/07/29 then 3 month LIBOR + 1.210%), 3.974%, 02/07/30[3,4]	415,000	480,327
Bank of Montreal (Canada) (3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[3,4]	335,000	384,013
Bank of New Zealand (New Zealand) 3.500%, 02/20/24[2]	510,000	556,244
The Bank of Nova Scotia (Canada)
1.625%, 05/01/23	35,000	35,967
3.400%, 02/11/24	300,000	326,188

Barclays PLC (United Kingdom) (3 month LIBOR + 1.380%), 1.601%, 05/16/24[4]	440,000	448,826
BDO Unibank, Inc., EMTN (Philippines) 2.950%, 03/06/23	1,000,000	1,041,200
Berkshire Hathaway Finance Corp. 2.850%, 10/15/50	160,000	164,553
BNP Paribas SA (France) (3.052% to 01/13/30 then SOFRRATE + 1.507%), 3.052%, 01/13/31[2,3,4]	445,000	478,604
BOC Aviation, Ltd. (Singapore) (3 month LIBOR + 1.125%), 1.376%, 09/26/23[2,4]	500,000	497,319
Boston Properties, LP 3.400%, 06/21/29	445,000	493,341
BPCE, S.A. (France) 1.000%, 01/20/26[2]	265,000	265,475

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 8.1% (continued)

Capital One Financial Corp. (3 month LIBOR + 0.720%), 0.931%, 01/30/23[4]	$134,000	$134,903
The Charles Schwab Corp. 3.550%, 02/01/24	435,000	474,054
Citigroup, Inc. (3 month LIBOR + 1.100%), 1.322%, 05/17/24[4]	745,000	757,330
Commonwealth Bank of Australia (Australia) 4.316%, 01/10/48[2]	335,000	411,021
Credit Acceptance Corp. 6.625%, 03/15/26	95,000	101,056
Credit Agricole SA/London (France) 3.750%, 04/24/23[2]	545,000	584,645
Credit Suisse Group AG (Switzerland)
(1.305% to 02/02/26 then SOFRRATE + 0.980%), 1.305%, 02/02/27[2,3,4]	250,000	249,787
(3 month LIBOR + 1.240%), 1.460%, 06/12/24[2,4]	430,000	438,560

Credito Real SAB de CV SOFOM ER (Mexico) (9.125% to 11/29/22 then U.S. Treasury Yield Curve CMT 5 year + 7.026%), 9.125%, 11/29/22[3,4,5]	800,000	779,132
Crown Castle International Corp.
3.650%, 09/01/27	460,000	518,708
4.000%, 03/01/27	775,000	887,114

DBS Group Holdings, Ltd. (Singapore) (4.520% to 12/11/23 then USD ICE Swap Rate 11:00 am NY 1 + 1.590%), 4.520%, 12/11/28[3,4]	200,000	218,783
DBS Group Holdings, Ltd., GMTN (Singapore) (3.600% to 09/07/21 then USD Swap 5 year + 2.390%), 3.600%, 09/07/21[3,4,5]	879,000	891,275
Discover Financial Services 4.100%, 02/09/27	550,000	632,750
Empresa Electrica Cochrane S.P.A. (Chile) 5.500%, 05/14/27	180,560	191,874
Equinix, Inc. 1.800%, 07/15/27	165,000	169,400
Equitable Holdings, Inc. 3.900%, 04/20/23	450,000	483,753
ESH Hospitality, Inc. 5.250%, 05/01/25[2]	80,000	81,718
Gilex Holding Sarl (Luxembourg)
8.500%, 05/02/23[2]	200,000	208,127
8.500%, 05/02/23	450,000	468,286

Global Aircraft Leasing Co., Ltd. (Cayman Islands) 6.500%, 09/15/24[2,6]	82,900	74,403
Global Bank Corp. (Panama) 4.500%, 10/20/21	400,000	410,572
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.170%), 1.391%, 05/15/26[4]	610,000	622,629
Grupo Aval, Ltd. (Cayman Islands) 4.750%, 09/26/22	200,000	209,550
	Principal Amount	Value

HSBC Holdings PLC (United Kingdom) (3 month LIBOR + 1.380%), 1.599%, 09/12/26[4]	$550,000	$563,329
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.250%, 05/15/27	70,000	73,676
Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	300,000	317,062
Interoceanica IV Finance, Ltd. (Cayman Islands) 0.000%, 11/30/25[7]	941,044	902,306
Iron Mountain, Inc.
4.500%, 02/15/31[2]	40,000	40,953
4.875%, 09/15/29[2]	85,000	88,347

iStar, Inc. 4.750%, 10/01/24	60,000	61,649
JPMorgan Chase & Co. (2.522% to 04/22/30 then SOFRRATE + 2.040%), 2.522%, 04/22/31[3,4]	300,000	315,134
Kasikornbank PCL (Thailand) (5.275% to 10/14/25 then U.S. Treasury Yield Curve CMT 5 year + 4.940%), 5.275%, 10/14/25[3,4,5]	600,000	634,434
LD Holdings Group LLC 6.500%, 11/01/25[2]	35,000	37,275
Lions Gate Capital Holdings LLC 6.375%, 02/01/24[2]	80,000	82,000
Lloyds Banking Group PLC (United Kingdom) (3.574% to 11/07/27 then 3 month LIBOR + 1.205%), 3.574%, 11/07/28[3,4]	430,000	479,651
Macquarie Group, Ltd. (Australia) (4.150% to 03/27/23 then 3 month LIBOR + 1.330%), 4.150%, 03/27/24[2,3,4]	430,000	462,693
Malayan Banking Bhd (Malaysia) (3.905% to 10/29/21 then USD Swap 5 year + 2.542%), 3.905%, 10/29/26[3,4]	1,000,000	1,019,155
Mexarrend SAPI de CV (Mexico) 10.250%, 07/24/24[2]	500,000	458,755
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27	95,000	106,635
Mitsubishi UFJ Financial Group, Inc. (Japan) 1.412%, 07/17/25	485,000	494,603
Morgan Stanley (3.591% to 07/22/27 then 3 month LIBOR + 1.340%), 3.591%, 07/22/28[3,4]	410,000	464,174
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27	55,000	58,398
Multibank, Inc. (Panama) 4.375%, 11/09/22	200,000	206,778
National Retail Properties, Inc. 2.500%, 04/15/30	155,000	159,991

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 8.1% (continued)
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28[2]	$60,000	$62,063
6.000%, 01/15/27[2]	15,000	15,888
Navient Corp.
5.000%, 03/15/27	55,000	55,832
6.500%, 06/15/22	175,000	183,094
NFP Corp.
6.875%, 08/15/28[2]	55,000	57,882
7.000%, 05/15/25[2]	10,000	10,819

NongHyup Bank (South Korea) 1.250%, 07/20/25[2]	200,000	203,788
OneMain Finance Corp.
6.625%, 01/15/28	25,000	29,230
6.875%, 03/15/25	59,000	67,629
7.125%, 03/15/26	5,000	5,856

Operadora de Servicios Mega, S.A. de CV Sofom ER (Mexico) 8.250%, 02/11/25[2]	450,000	465,451
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(1.832% to 09/10/25 then U.S. Treasury Yield Curve CMT 5 year + 1.580%), 1.832%, 09/10/30[2,3,4]	400,000	405,193
(1.832% to 09/10/25 then U.S. Treasury Yield Curve CMT 5 year + 1.580%), 1.832%, 09/10/30[3,4,8]	400,000	405,193

PennyMac Financial Services, Inc. 5.375%, 10/15/25[2]	80,000	83,900
Prudential Financial, Inc. 3.905%, 12/07/47	225,000	262,154
Realogy Group LLC/Realogy Co-Issuer Corp.
5.750%, 01/15/29[2]	35,000	35,788
7.625%, 06/15/25[2]	45,000	48,949

Simon Property Group LP 2.450%, 09/13/29	230,000	237,821
SPARC EM SPC Panama Metro Line 2 SP (Cayman Islands)
0.000%, 12/05/22[2,7]	469,145	457,422
0.000%, 12/05/22[7]	470,490	458,732

Sumitomo Mitsui Financial Group, Inc. (Japan) (3 month LIBOR + 0.740%), 0.963%, 01/17/23[4]	730,000	736,357
Synchrony Financial 3.950%, 12/01/27	395,000	441,542
Temasek Financial I, Ltd. (Singapore)
1.000%, 10/06/30[2]	250,000	241,844
1.000%, 10/06/30	500,000	483,687

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.750%, 06/01/25[2]	130,000	133,881
UEP Penonome II, S.A. (Panama) 6.500%, 10/01/38[2]	400,000	419,800
	Principal Amount	Value

Unifin Financiera SAB de CV (Mexico) (8.875% to 01/29/25 then U.S. Treasury Yield Curve CMT 5 year + 6.308%), 8.875%, 01/29/25[3,4,5]	$1,600,000	$1,236,016
United Overseas Bank, Ltd., EMTN (Singapore)
(3.500% to 09/16/21 then USD Swap 5 year + 2.236%), 3.500%, 09/16/26[3,4]	1,000,000	1,016,315
(3.875% to 10/19/23 then USD Swap 5 year + 1.794%), 3.875%, 10/19/23[3,4,5]	400,000	414,000

Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.500%, 02/15/29[1,2]	50,000	50,094
Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 month LIBOR + 1.170%), 2.879%, 10/30/30[3,4]	225,000	241,931
(3.196% to 06/17/26 then 3 month LIBOR + 1.170%), 3.196%, 06/17/27[3,4]	245,000	269,416

WeWork Cos., Inc. 7.875%, 05/01/25[2]	40,000	35,725
Willis North America, Inc. 4.500%, 09/15/28	415,000	493,344
Woori Bank (South Korea) (4.250% to 10/04/24 then U.S. Treasury Yield Curve CMT 5 year + 2.664%), 4.250%, 10/04/24[3,4,5]	400,000	420,348
XHR LP 6.375%, 08/15/25[2]	40,000	41,875

Total Financials		41,627,767
Industrials - 14.4%
AbbVie, Inc. 4.700%, 05/14/45	383,000	483,281
Academy, Ltd. 6.000%, 11/15/27[2]	65,000	68,656
Activision Blizzard, Inc. 1.350%, 09/15/30	275,000	264,885
Adani International Container Terminal Pvt, Ltd. (India) 3.000%, 02/16/31[2,8]	200,000	198,772
Adani Ports & Special Economic Zone, Ltd. (India) 3.950%, 01/19/22	400,000	411,980
Advanced Drainage Systems, Inc. 5.000%, 09/30/27[2]	75,000	79,204
Aethon United BR LP/Aethon United Finance Corp. 8.250%, 02/15/26[2]	10,000	10,250
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500%, 03/15/29[2]	60,000	59,325
Allison Transmission, Inc. 3.750%, 01/30/31[2]	55,000	54,800
Altria Group, Inc. 4.800%, 02/14/29	455,000	540,981

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 14.4% (continued)
American Axle & Manufacturing, Inc. 6.250%, 03/15/26[8]	$65,000	$66,544
Anglo American Capital PLC (United Kingdom) 4.500%, 03/15/28[2]	415,000	488,086
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc. 4.900%, 02/01/46	25,000	31,420
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/48	385,000	468,307
Antero Midstream Partners, LP/Antero Midstream Finance Corp. 5.750%, 03/01/27[2]	59,000	58,952
Anthem, Inc. 2.375%, 01/15/25	195,000	207,048
Apache Corp.
4.375%, 10/15/28	60,000	59,828
4.625%, 11/15/25[8]	30,000	30,788

Apple, Inc. 4.650%, 02/23/46	375,000	509,830
APT Pipelines, Ltd. (Australia) 4.250%, 07/15/27[2]	1,000,000	1,148,192
Aramark Services, Inc. 6.375%, 05/01/25[2]	80,000	85,148
Arches Buyer, Inc. 4.250%, 06/01/28[2]	20,000	20,013
Arconic Corp.
6.000%, 05/15/25[2]	30,000	32,318
6.125%, 02/15/28[2]	115,000	123,544

Arrow Electronics, Inc. 3.875%, 01/12/28	215,000	242,096
Asbury Automotive Group, Inc.
4.500%, 03/01/28	22,000	22,660
4.750%, 03/01/30	20,000	21,059
Ascend Learning LLC
6.875%, 08/01/25[2]	30,000	30,859
6.875%, 08/01/25[2]	170,000	175,932

ASGN, Inc. 4.625%, 05/15/28[2]	60,000	62,137
AT&T, Inc. 3.500%, 09/15/53[2]	723,000	697,945
Austin BidCo, Inc. 7.125%, 12/15/28[2]	30,000	31,144
Avantor Funding, Inc. 4.625%, 07/15/28[2]	40,000	42,072
Avaya, Inc. 6.125%, 09/15/28[2,8]	60,000	63,887
B&G Foods, Inc.
5.250%, 04/01/25	60,000	61,680
5.250%, 09/15/27	45,000	47,405

	Principal Amount	Value

Baidu, Inc. (Cayman Islands) 3.425%, 04/07/30	$200,000	$218,865
Banff Merger Sub, Inc. 9.750%, 09/01/26[2]	30,000	31,786
BAT Capital Corp. 3.462%, 09/06/29	665,000	726,942
Bausch Health Cos., Inc. (Canada)
5.250%, 01/30/30[2]	80,000	82,694
6.250%, 02/15/29[2]	60,000	64,441
7.000%, 01/15/28[2]	140,000	151,745
Beacon Roofing Supply, Inc.
4.500%, 11/15/26[2]	50,000	52,266
4.875%, 11/01/25[2]	120,000	121,682

Becton Dickinson and Co. 2.894%, 06/06/22	597,000	615,739
Black Knight InfoServ LLC 3.625%, 09/01/28[2]	45,000	45,594
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/25[2]	5,000	5,300
The Boeing Co. 2.950%, 02/01/30	280,000	285,611
Bombardier, Inc. (Canada)
6.000%, 10/15/22[2]	65,000	64,634
7.875%, 04/15/27[2]	45,000	41,612

Boxer Parent Co., Inc. 7.125%, 10/02/25[2]	5,000	5,414
Boyd Gaming Corp. 4.750%, 12/01/27	115,000	118,070
Boyne USA, Inc. 7.250%, 05/01/25[2]	215,000	224,809
Braskem Idesa SAPI (Mexico) 7.450%, 11/15/29[2]	400,000	389,516
Braskem Netherlands Finance, B.V. (Netherlands) (8.500% to 01/23/26 then U.S. Treasury Yield Curve CMT 5 year + 8.220%), 8.500%, 01/23/81[2,3,4]	500,000	554,900
Bristol-Myers Squibb Co. 4.350%, 11/15/47	395,000	514,792
Broadcom, Inc. 3.150%, 11/15/25	380,000	412,458
Builders FirstSource, Inc.
5.000%, 03/01/30[2]	80,000	85,600
6.750%, 06/01/27[2]	36,000	38,790

Burlington Northern Santa Fe LLC 3.050%, 02/15/51	100,000	108,543
BWX Technologies, Inc. 4.125%, 06/30/28[2]	45,000	47,166
BY Crown Parent LLC/BY Bond Finance, Inc. 4.250%, 01/31/26[2]	35,000	35,919
Caesars Entertainment, Inc. 6.250%, 07/01/25[2]	70,000	73,862

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 14.4% (continued)

Caesars Resort Collection LLC/CRC Finco Inc. 5.250%, 10/15/25[2]	$95,000	$94,660
Camelot Finance, S.A. (Luxembourg) 4.500%, 11/01/26[2]	25,000	26,047
Campbell Soup Co. 2.375%, 04/24/30	155,000	161,203
Carnival Corp. (Panama) 11.500%, 04/01/23[2]	30,000	34,081
Carrier Global Corp. 3.377%, 04/05/40	280,000	298,002
Carvana Co. 5.625%, 10/01/25[2]	25,000	25,854
Castle US Holding Corp. 9.500%, 02/15/28[2]	50,000	51,424
Catalent Pharma Solutions, Inc. 5.000%, 07/15/27[2]	130,000	137,207
CCL Industries, Inc. (Canada) 3.050%, 06/01/30[2]	220,000	236,974
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 08/15/30[2]	70,000	73,806
4.750%, 03/01/30[2]	150,000	159,745

CDK Global, Inc. 5.875%, 06/15/26	45,000	47,005
Cedar Fair LP 5.250%, 07/15/29[8]	110,000	110,286
Cengage Learning, Inc. 9.500%, 06/15/24[2]	70,000	68,906
Centene Corp. 3.000%, 10/15/30	35,000	36,652
Century Communities, Inc. 6.750%, 06/01/27	70,000	75,165
CenturyLink, Inc.
4.000%, 02/15/27[2]	70,000	72,477
5.125%, 12/15/26[2]	80,000	85,187

Charles River Laboratories International, Inc. 4.250%, 05/01/28[2]	70,000	73,793
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	415,000	478,602
Cheniere Energy Partners LP
5.250%, 10/01/25	145,000	148,987
5.625%, 10/01/26	80,000	83,364

Chile Electricity PEC S.P.A. (Chile) 0.000%, 01/25/28[1]	200,000	165,000
CHS/Community Health Systems, Inc.
4.750%, 02/15/31[1,2]	60,000	60,075
6.000%, 01/15/29[2]	70,000	74,462
6.875%, 04/15/29[1,2]	50,000	50,656
Cigna Corp.
(3 month LIBOR + 0.890%), 1.131%, 07/15/23[4]	275,000	278,262
	Principal Amount	Value

Cigna Corp.
4.900%, 12/15/48	$295,000	$394,147

CK Hutchison International 20, Ltd. (Cayman Islands) 2.500%, 05/08/30[2]	400,000	417,065
Clarios Global LP/Clarios US Finance Co.
6.250%, 05/15/26[2]	85,000	90,561
8.500%, 05/15/27[2]	45,000	47,729
Clean Harbors, Inc.
4.875%, 07/15/27[2]	125,000	131,820
5.125%, 07/15/29[2]	30,000	32,638

Clear Channel Worldwide Holdings, Inc. 9.250%, 02/15/24	29,000	30,220
CNPC Global Capital, Ltd. (Virgin Islands, British) 1.125%, 06/23/23	250,000	250,435
CNX Midstream Partners LP/CNX Midstream Finance Corp. 6.500%, 03/15/26[2]	100,000	102,750
CNX Resources Corp. 6.000%, 01/15/29[2]	30,000	31,060
Comcast Corp.
1.500%, 02/15/31	360,000	350,117
3.400%, 04/01/30	200,000	227,406
3.950%, 10/15/25	175,000	199,634

CommScope Technologies LLC 5.000%, 03/15/27[2]	35,000	34,759
Constellation Brands, Inc.
2.875%, 05/01/30	30,000	32,326
3.150%, 08/01/29	210,000	231,358

Constellation Merger Sub, Inc. 8.500%, 09/15/25[2,8]	85,000	78,510
Cornerstone Building Brands, Inc. 6.125%, 01/15/29[2]	70,000	73,281
Corning, Inc. 4.375%, 11/15/57	210,000	248,095
Cosan Overseas, Ltd. (Cayman Islands) 8.250%, 05/05/21[5]	1,000,000	1,028,760
Costco Wholesale Corp. 1.750%, 04/20/32	100,000	101,254
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	25,000	25,344
CSI Compressco, LP/CSI Compressco Finance, Inc. 7.500%, 04/01/25[2]	130,000	126,106
CSN Islands XII Corp. (Cayman Islands) 7.000%, 03/23/21[5]	750,000	733,612
CSX Corp. 3.800%, 11/01/46	430,000	499,278
CVS Health Corp. 5.050%, 03/25/48	195,000	255,715
Dana Financing Luxembourg Sarl (Luxembourg) 5.750%, 04/15/25[2]	70,000	72,406

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 14.4% (continued)

Dana, Inc. 5.375%, 11/15/27	$25,000	$26,359
DaVita, Inc. 4.625%, 06/01/30[2]	40,000	42,038
Dealer Tire LLC/DT Issuer LLC 8.000%, 02/01/28[2]	50,000	53,250
Delek & Avner Tamar Bond, Ltd. (Israel) 5.082%, 12/30/23[2]	100,000	104,466
Delek & Avner Tamar Bond, Ltd. (Israel) 5.412%, 12/30/25[2]	300,000	314,732
Dell International LLC/EMC Corp. 5.300%, 10/01/29[2]	475,000	572,338
Delta Air Lines, Inc. 7.000%, 05/01/25[2]	25,000	29,006
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[2]	35,000	38,806
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/26[2]	60,000	48,525
Diamondback Energy, Inc. 2.875%, 12/01/24	135,000	142,749
Digicel Group 0.5, Ltd. (Bermuda)
7.000%, 02/16/21[2,5,6]	249,729	86,156
8.000%, 04/01/25[2,6]	167,482	102,708

DISH DBS Corp. 5.875%, 11/15/24	75,000	77,830
Dollar Tree, Inc. 4.000%, 05/15/25	150,000	169,012
The Dun & Bradstreet Corp.
6.875%, 08/15/26[2]	33,000	35,372
10.250%, 02/15/27[2]	39,000	43,673

DuPont de Nemours, Inc. 5.419%, 11/15/48	175,000	247,115
Eli Lilly and Co. 2.250%, 05/15/50	550,000	514,979
Embarq Corp. 7.995%, 06/01/36	75,000	92,041
Emergent BioSolutions, Inc. 3.875%, 08/15/28[2]	50,000	51,421
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.000%, 01/25/47[2]	1,150,000	1,456,991
ENA Norte Trust (Panama) 4.950%, 04/25/23	884,043	911,006
Enable Midstream Partners LP 4.400%, 03/15/27	180,000	188,104
Encompass Health Corp.
4.500%, 02/01/28	35,000	36,503
4.625%, 04/01/31	75,000	79,781
4.750%, 02/01/30	10,000	10,773
	Principal Amount	Value

Endeavor Energy Resources LP/EER Finance, Inc. 6.625%, 07/15/25[2]	$40,000	$42,787
Endurance Acquisition Merger Sub 6.000%, 02/15/29[1,2]	75,000	73,875
Energy Transfer Operating LP
4.200%, 04/15/27	30,000	33,266
4.750%, 01/15/26	490,000	552,728

Envision Healthcare Corp. 8.750%, 10/15/26[2]	35,000	23,734
EQM Midstream Partners LP 4.750%, 01/15/31[2]	60,000	57,998
EQT Corp. 7.875%, 02/01/25[9]	60,000	70,791
Exelon Corp. 3.400%, 04/15/26	1,000,000	1,118,482
Expedia Group, Inc. 3.800%, 02/15/28	205,000	218,668
Exterran Energy Solutions, LP/EES Finance Corp 8.125%, 05/01/25	95,000	84,787
Exxon Mobil Corp.
2.610%, 10/15/30	225,000	240,304
4.227%, 03/19/40	210,000	253,587

Falabella (Chile) 3.750%, 04/30/23	300,000	317,028
FedEx Corp. 4.750%, 11/15/45	195,000	243,146
Fermaca Enterprises S de RL de CV (Mexico) 6.375%, 03/30/38[2]	211,835	243,610
Fideicomiso PA Pacifico Tres (Colombia) 8.250%, 01/15/35	200,000	243,500
Flex Acquisition Co, Inc. 6.875%, 01/15/25[2,8]	125,000	127,344
Ford Motor Co.
7.450%, 07/16/31	80,000	102,350
9.000%, 04/22/25	35,000	42,701

Ford Motor Credit Co. LLC, GMTN 4.389%, 01/08/26	200,000	213,032
frontdoor, Inc. 6.750%, 08/15/26[2]	150,000	160,500
Frontier Communications Corp.
5.000%, 05/01/28[2]	40,000	41,550
5.875%, 10/15/27[2]	20,000	21,532
6.750%, 05/01/29[2]	30,000	31,566
7.125%, 01/15/23[10]	55,000	27,363
8.500%, 04/15/20[10]	30,000	15,750

Garda World Security Corp. (Canada) 4.625%, 02/15/27[2]	125,000	126,431
Gates Global LLC/Gates Corp. 6.250%, 01/15/26[2]	80,000	84,134
GCI LLC 4.750%, 10/15/28[2]	60,000	62,644

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 14.4% (continued)
General Electric Co., MTN
5.875%, 01/14/38	$215,000	$287,655
6.875%, 01/10/39	160,000	231,270

General Motors Financial Co, Inc. (3 month LIBOR + 0.990%), 1.228%, 01/05/23[4]	690,000	694,802
Geopark, Ltd. (Bermuda) 6.500%, 09/21/24	600,000	621,750
GFL Environmental, Inc. (Canada)
3.500%, 09/01/28[2]	60,000	59,119
3.750%, 08/01/25[2]	40,000	40,875
4.000%, 08/01/28[2]	85,000	84,309

Globo Comunicacao e Participacoes, S.A. (Brazil) 4.875%, 01/22/30[2]	200,000	209,900
GNL Quintero SA (Chile) 4.634%, 07/31/29	250,000	278,500
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875%, 05/01/24[2]	90,000	95,828
Golden Entertainment, Inc. 7.625%, 04/15/26[2]	65,000	69,743
Golden Nugget, Inc.
6.750%, 10/15/24[2]	120,000	120,426
8.750%, 10/01/25[2,8]	30,000	31,200

GrafTech Finance, Inc. 4.625%, 12/15/28[2]	30,000	30,413
Gran Tierra Energy International Holdings, Ltd. (Cayman Islands) 6.250%, 02/15/25	1,126,000	784,822
Gran Tierra Energy, Inc. 7.750%, 05/23/27[2]	200,000	139,502
Gray Television, Inc. 7.000%, 05/15/27[2]	90,000	98,478
Griffon Corp. 5.750%, 03/01/28	75,000	79,406
Group 1 Automotive, Inc. 4.000%, 08/15/28[2]	20,000	20,444
GrubHub Holdings, Inc. 5.500%, 07/01/27[2]	45,000	47,419
Grupo Idesa, S.A. de CV PIK (Mexico) 10.125%, 05/22/26[2,6]	419,970	205,785
GTT Communications, Inc. 7.875%, 12/31/24[2]	60,000	21,825
Gulfport Energy Corp. 6.375%, 05/15/25[10]	100,000	77,312
GW Honos Security Corp. (Canada) 8.750%, 05/15/25[2]	95,000	98,621
Halliburton Co. 2.920%, 03/01/30[8]	140,000	145,000
HCA, Inc. 4.125%, 06/15/29	230,000	263,918
	Principal Amount	Value

Health Care Service Corp A Mutual Legal Reserve Co. 3.200%, 06/01/50[2]	$70,000	$73,119
Hess Midstream Operations LP
5.125%, 06/15/28[2]	40,000	41,612
5.625%, 02/15/26[2]	85,000	88,382

Hexion, Inc. 7.875%, 07/15/27[2]	55,000	58,884
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.500%, 06/01/26[2]	90,000	94,187
Hilcorp Energy I, LP/Hilcorp Finance Co. 6.250%, 11/01/28[2]	105,000	111,138
Hill-Rom Holdings, Inc. 4.375%, 09/15/27[2]	60,000	62,475
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25[2]	5,000	5,281
5.750%, 05/01/28[2]	5,000	5,403

The Home Depot, Inc. 3.900%, 06/15/47	190,000	232,961
Horizon Therapeutics USA, Inc. 5.500%, 08/01/27[2]	200,000	213,338
Hyundai Capital America
1.800%, 10/15/25[2]	35,000	35,818
2.650%, 02/10/25[2]	465,000	488,970

IAA, Inc. 5.500%, 06/15/27[2]	115,000	120,977
iHeartCommunications, Inc.
5.250%, 08/15/27[2]	50,000	51,933
8.375%, 05/01/27	15,000	16,027

Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000%, 07/01/28[2]	55,000	61,377
Imperial Brands Finance PLC (United Kingdom) 3.500%, 07/26/26[2]	290,000	318,694
Indian Oil Corp., Ltd. (India) 5.750%, 08/01/23	300,000	329,133
Indigo Natural Resources LLC
5.375%, 02/01/29[1,2]	65,000	64,350
6.875%, 02/15/26[2]	55,000	57,129

Ingevity Corp. 3.875%, 11/01/28[2]	75,000	75,336
Installed Building Products, Inc. 5.750%, 02/01/28[2]	85,000	90,828
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC (Canada) 6.000%, 09/15/28[2]	35,000	36,203
Intelsat Jackson Holdings SA (Luxembourg)
5.500%, 08/01/23[10]	85,000	59,288
8.500%, 10/15/24[2,10]	80,000	57,992

The Interpublic Group of Cos, Inc. 5.400%, 10/01/48	300,000	399,457
IRB Holding Corp.
6.750%, 02/15/26[2]	110,000	113,489

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 14.4% (continued)
IRB Holding Corp.
7.000%, 06/15/25[2]	$45,000	$48,953

Jaguar Holding Co. II/PPD Development LP 5.000%, 06/15/28[2]	35,000	37,151
JBS USA LUX, S.A./JBS USA Finance, Inc. 5.750%, 06/15/25[2]	15,000	15,486
JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc. 5.500%, 01/15/30[2]	35,000	39,807
JD.com, Inc. (Cayman Islands) 3.375%, 01/14/30	700,000	760,646
JELD-WEN, Inc. 4.625%, 12/15/25[2]	115,000	117,719
KAR Auction Services, Inc. 5.125%, 06/01/25[2]	160,000	164,400
The Kenan Advantage Group Inc. 7.875%, 07/31/23[2]	15,000	14,980
Keurig Dr Pepper, Inc. 3.800%, 05/01/50	165,000	189,794
Kinder Morgan Energy Partners L.P., MTN 6.950%, 01/15/38	355,000	486,033
Kraft Heinz Foods Co.
5.000%, 07/15/35	80,000	94,860
5.200%, 07/15/45	225,000	262,058

Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.250%, 12/15/25[2]	90,000	90,562
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25[2]	90,000	94,491
The Kroger Co. 3.400%, 04/15/22	220,000	226,607
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.000%, 12/31/26[2]	150,000	153,187
7.000%, 12/31/27[2]	80,000	81,900

Lam Research Corp 2.875%, 06/15/50[8]	250,000	260,964
Latam Finance, Ltd. (Cayman Islands) 6.875%, 04/11/24[10]	500,000	337,805
LBM Acquisition LLC 6.250%, 01/15/29[2]	30,000	30,404
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.000%, 02/01/26[2]	55,000	55,997
LifePoint Health, Inc.
4.375%, 02/15/27[2]	80,000	81,700
5.375%, 01/15/29[2]	45,000	45,394
Live Nation Entertainment, Inc.
5.625%, 03/15/26[2]	180,000	184,995
6.500%, 05/15/27[2]	35,000	38,927
	Principal Amount	Value

Lockheed Martin Corp. 4.700%, 05/15/46	$344,000	$469,322
Logan Merger Sub, Inc. 5.500%, 09/01/27[2]	30,000	31,425
LTF Merger Sub, Inc. 8.500%, 06/15/23[2]	85,000	85,319
M/I Homes, Inc. 4.950%, 02/01/28	70,000	73,859
Marathon Petroleum Corp. 5.125%, 12/15/26	410,000	488,339
Marriott Ownership Resorts, Inc./ILG LLC 6.500%, 09/15/26	125,000	130,235
Marvell Technology Group, Ltd. (Bermuda) 4.200%, 06/22/23	440,000	475,582
Masonite International Corp. (Canada) 5.750%, 09/15/26[2]	145,000	151,860
Match Group Holdings II LLC 4.625%, 06/01/28[2]	30,000	31,306
Mattamy Group Corp. (Canada) 4.625%, 03/01/30[2]	75,000	77,941
McDonald's Corp.
3.600%, 07/01/30	230,000	264,271
4.450%, 03/01/47	185,000	230,783

Medco Bell Pte, Ltd. (Singapore) 6.375%, 01/30/27[2]	200,000	203,602
MEG Energy Corp. (Canada)
5.875%, 02/01/29[1,2]	15,000	14,925
7.125%, 02/01/27[2]	70,000	72,406

MEGlobal Canada ULC (Canada) 5.000%, 05/18/25[2]	500,000	559,162
Merck & Co., Inc. 3.400%, 03/07/29	445,000	509,868
MGM Resorts International
5.750%, 06/15/25[8]	46,000	50,425
6.750%, 05/01/25	80,000	85,776

Micron Technology, Inc. 2.497%, 04/24/23	180,000	187,962
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[2]	65,000	71,175
Mondelez International, Inc.
1.500%, 05/04/25	175,000	180,918
1.875%, 10/15/32	265,000	264,236

Moss Creek Resources Holdings, Inc. 7.500%, 01/15/26[2]	80,000	67,892
MPH Acquisition Holdings LLC 5.750%, 11/01/28[2,8]	100,000	99,250
Murphy Oil USA, Inc. 4.750%, 09/15/29	55,000	58,991
Nabors Industries, Ltd. (Bermuda) 7.250%, 01/15/26[2]	60,000	48,746

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 14.4% (continued)
NCL Corp., Ltd. (Bermuda)
3.625%, 12/15/24[2]	$90,000	$79,819
5.875%, 03/15/26[2]	25,000	24,781

NetApp, Inc. 1.875%, 06/22/25	255,000	265,370
Newfield Exploration Co. 5.625%, 07/01/24	50,000	54,455
Nexstar Broadcasting, Inc. 5.625%, 07/15/27[2]	60,000	63,782
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.500%, 02/01/26[1,2]	100,000	101,625
NGL Energy Partners LP/NGL Energy Finance Corp. 7.500%, 04/15/26	60,000	46,520
Northrop Grumman Corp. 5.150%, 05/01/40	335,000	451,871
Novelis Corp. 4.750%, 01/30/30[2]	40,000	42,075
NuStar Logistics LP 6.000%, 06/01/26	100,000	106,421
Nutrien, Ltd. (Canada) 4.200%, 04/01/29	425,000	503,321
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands) 3.875%, 06/18/26[2]	190,000	214,778
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 03/01/21[2,5,10]	400,000	3,000
8.875%, 03/01/21[5,10]	600,000	4,500
Occidental Petroleum Corp.
3.500%, 08/15/29	135,000	125,431
6.125%, 01/01/31	85,000	92,624
6.625%, 09/01/30	95,000	107,017
8.000%, 07/15/25	40,000	45,285

ONEOK, Inc. 3.400%, 09/01/29	150,000	159,210
ONGC Videsh Vankorneft Pte, Ltd. (Singapore) 2.875%, 01/27/22	200,000	202,981
ONGC Videsh, Ltd. (India) 3.750%, 05/07/23	200,000	209,490
Ooredoo International Finance, Ltd. (Bermuda) 3.250%, 02/21/23	600,000	628,500
Oracle Corp. 3.850%, 04/01/60	280,000	324,715
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics, S.A.
7.250%, 02/01/28[2]	95,000	101,828
7.375%, 06/01/25[2]	10,000	10,719

Owens Corning 4.400%, 01/30/48	210,000	248,508
	Principal Amount	Value

Packaging Corp of America 3.400%, 12/15/27	$225,000	$254,520
Par Petroleum LLC/Par Petroleum Finance Corp. 7.750%, 12/15/25[2]	110,000	107,112
Parkland Corp. (Canada) 5.875%, 07/15/27[2]	95,000	101,828
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/27[2]	110,000	120,587
PBF Holding Co. LLC/PBF Finance Corp. 6.000%, 02/15/28	45,000	26,195
Peabody Energy Corp. 8.500%, 12/31/24	39,181	26,252
Penn National Gaming, Inc. 5.625%, 01/15/27[2]	120,000	126,402
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200%, 04/01/27[2]	245,000	285,387
Performance Food Group, Inc. 5.500%, 10/15/27[2]	115,000	121,248
Peru LNG Srl (Peru) 5.375%, 03/22/30	600,000	540,000
PetSmart, Inc.
5.875%, 06/01/25[2]	61,000	62,944
7.125%, 03/15/23[2]	60,000	60,222

PIC AU Holdings LLC/PIC AU Holdings Corp 10.000%, 12/31/24	38,928	36,982
Pilgrim's Pride Corp. 5.875%, 09/30/27[2]	70,000	74,581
Pioneer Natural Resources Co. 1.900%, 08/15/30	350,000	341,708
POSCO (South Korea)
2.375%, 11/12/22	200,000	205,427
2.375%, 01/17/23	500,000	515,712
Post Holdings, Inc.
4.625%, 04/15/30[2]	100,000	103,772
5.500%, 12/15/29[2]	25,000	27,187
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, 08/31/27[2]	35,000	34,590
6.250%, 01/15/28[2]	60,000	63,985

The Providence Service Corp. 5.875%, 11/15/25[2]	40,000	42,475
PSA Treasury Pte Ltd. (Singapore) 2.125%, 09/05/29	400,000	415,373
PTTEP Treasury Center Co., Ltd. (Thailand) 2.587%, 06/10/27[2]	200,000	211,551
QEP Resources, Inc.
5.250%, 05/01/23	75,000	79,031
5.625%, 03/01/26	75,000	83,745

Rackspace Technology Global, Inc. 5.375%, 12/01/28[2]	5,000	5,222
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, 09/15/26[2]	50,000	51,019

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 14.4% (continued)
Radiate Holdco LLC/Radiate Finance, Inc.
6.500%, 09/15/28[2]	$15,000	$15,816

Radiology Partners, Inc. 9.250%, 02/01/28[2]	85,000	93,180
Rattler Midstream LP 5.625%, 07/15/25[2]	45,000	47,222
Real Hero Merger Sub 2, Inc. 6.250%, 02/01/29[2,8]	25,000	25,694
Reliance Industries, Ltd. (India) 5.400%, 02/14/22	250,000	261,740
Resideo Funding, Inc. 6.125%, 11/01/26[2]	95,000	101,175
Roper Technologies, Inc. 1.750%, 02/15/31	560,000	550,417
Royalty Pharma PLC (United Kingdom) 3.300%, 09/02/40[2]	265,000	274,745
RP Escrow Issuer LLC 5.250%, 12/15/25[2]	70,000	72,712
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	210,000	248,462
Sabre GLBL, Inc. 9.250%, 04/15/25[2]	35,000	41,570
Saudi Arabian Oil Co. (Saudi Arabia) 1.625%, 11/24/25[2,8]	200,000	203,902
SBA Tower Trust 3.168%, 04/11/22[2]	400,000	403,475
Schlumberger Investment, S.A. (Luxembourg) 2.650%, 06/26/30	115,000	120,311
Schweitzer-Mauduit International, Inc. 6.875%, 10/01/26[2]	90,000	95,755
Science Applications International Corp. 4.875%, 04/01/28[2]	35,000	36,898
Scientific Games International, Inc.
5.000%, 10/15/25[2]	115,000	118,603
8.250%, 03/15/26[2]	45,000	47,659

The Scotts Miracle-Gro Co. 4.500%, 10/15/29	85,000	91,431
Scripps Escrow II, Inc. 3.875%, 01/15/29[2]	20,000	20,038
Scripps Escrow, Inc. 5.875%, 07/15/27[2]	60,000	62,607
Seagate HDD Cayman (Cayman Islands) 3.375%, 07/15/31[2]	30,000	29,288
SEG Holding LLC/SEG Finance Corp. 5.625%, 10/15/28[2,8]	95,000	101,507
Select Medical Corp. 6.250%, 08/15/26[2]	175,000	187,257
Silgan Holdings, Inc. 4.125%, 02/01/28	110,000	114,400
	Principal Amount	Value

Six Flags Entertainment Corp. 4.875%, 07/31/24[2]	$125,000	$124,266
Six Flags Theme Parks, Inc. 7.000%, 07/01/25[2]	45,000	48,572
Smithfield Foods, Inc. 4.250%, 02/01/27[2]	455,000	508,986
Sociedad Quimica y Minera de Chile SA (Chile) 4.375%, 01/28/25	200,000	221,229
Southwest Airlines Co. 4.750%, 05/04/23	260,000	281,833
Spectrum Brands, Inc. 5.000%, 10/01/29[2]	75,000	79,561
Staples, Inc.
7.500%, 04/15/26[2]	65,000	66,403
10.750%, 04/15/27[2]	25,000	24,278

Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands) 7.000%, 07/15/26[2]	135,000	141,834
Stevens Holding Co, Inc. 6.125%, 10/01/26[2]	110,000	120,248
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25[2]	125,000	128,047
Sunoco Logistics Partners Operations LP 3.900%, 07/15/26	1,000,000	1,095,496
Sunoco LP/Sunoco Finance Corp.
4.500%, 05/15/29[2]	25,000	25,600
5.500%, 02/15/26	120,000	123,622
6.000%, 04/15/27	60,000	63,600

Sydney Airport Finance Co. Pty, Ltd. (Australia) 3.375%, 04/30/25[2]	990,000	1,072,250
Sysco Corp. 3.300%, 02/15/50	345,000	350,335
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875%, 02/01/31[2]	100,000	104,500
6.500%, 07/15/27	60,000	64,650

Target Corp. 3.375%, 04/15/29	245,000	281,830
Telesat Canada/Telesat LLC (Canada)
4.875%, 06/01/27[2]	75,000	78,180
6.500%, 10/15/27[2,8]	60,000	63,629

Tempur Sealy International Inc. 5.500%, 06/15/26	194,000	201,275
Tencent Holdings, Ltd. (Cayman Islands) 2.390%, 06/03/30[2]	700,000	708,354
Tenet Healthcare Corp.
4.875%, 01/01/26[2]	110,000	114,881
5.125%, 11/01/27[2]	45,000	47,536
6.125%, 10/01/28[2]	105,000	109,868
6.250%, 02/01/27[2]	120,000	126,576

Terrier Media Buyer, Inc. 8.875%, 12/15/27[2]	30,000	32,494

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 14.4% (continued)

Tervita Corp. (Canada) 11.000%, 12/01/25[2]	$60,000	$65,400
Texas Instruments, Inc. 1.750%, 05/04/30	140,000	141,937
The Hillman Group, Inc. 6.375%, 07/15/22[2]	45,000	44,954
Titan Acquisition, Ltd./Titan Co-Borrower LLC (Canada) 7.750%, 04/15/26[2]	30,000	30,586
T-Mobile USA, Inc.
2.875%, 02/15/31[8]	30,000	30,300
3.500%, 04/15/25[2]	245,000	268,813

Townsquare Media, Inc. 6.875%, 02/01/26[2]	25,000	25,859
TransDigm, Inc.
5.500%, 11/15/27	70,000	71,939
6.250%, 03/15/26[2]	120,000	127,075
6.375%, 06/15/26	90,000	93,094
8.000%, 12/15/25[2]	20,000	21,895

Transocean Poseidon, Ltd. (Cayman Islands) 6.875%, 02/01/27[2]	105,000	94,697
Transocean Proteus, Ltd. (Cayman Islands) 6.250%, 12/01/24[2]	84,000	77,490
Transocean, Inc. (Cayman Islands) 11.500%, 01/30/27[2]	27,000	20,898
Trident TPI Holdings, Inc. 6.625%, 11/01/25[2]	80,000	81,892
Triumph Group, Inc.
6.250%, 09/15/24[2]	35,000	34,628
7.750%, 08/15/25[8]	53,000	49,886

Twin River Worldwide Holdings, Inc. 6.750%, 06/01/27[2]	135,000	145,041
Uber Technologies, Inc.
7.500%, 09/15/27[2]	40,000	43,900
8.000%, 11/01/26[2]	75,000	81,075

United Natural Foods, Inc. 6.750%, 10/15/28[2]	55,000	58,231
United Rentals North America Inc. 3.875%, 02/15/31	10,000	10,444
United Rentals North America, Inc. 5.250%, 01/15/30	10,000	11,089
Univision Communications, Inc. 6.625%, 06/01/27[2]	55,000	57,991
Upjohn, Inc. 1.650%, 06/22/25[2]	150,000	154,684
US Foods, Inc.
4.750%, 02/15/29[1,2]	50,000	50,188
6.250%, 04/15/25[2]	5,000	5,344

USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/27	120,000	127,403
	Principal Amount	Value

Vedanta Resources Finance II PLC (United Kingdom) 9.250%, 04/23/26[2]	$200,000	$165,400
Vedanta Resources, Ltd. (United Kingdom) 6.125%, 08/09/24	1,800,000	1,363,500
Verizon Communications, Inc. 4.400%, 11/01/34	425,000	520,174
Verscend Escrow Corp. 9.750%, 08/15/26[2]	148,000	159,925
Vertical US Newco, Inc. 5.250%, 07/15/27[2]	200,000	209,322
ViaSat, Inc. 6.500%, 07/15/28[2,8]	70,000	75,708
Viking Cruises, Ltd. (Bermuda)
5.875%, 09/15/27[2]	150,000	143,906
13.000%, 05/15/25[2]	25,000	29,147

Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750%, 04/15/23[2]	30,000	28,050
Viper Energy Partners LP 5.375%, 11/01/27[2,8]	75,000	78,891
Vizient, Inc. 6.250%, 05/15/27[2]	70,000	74,624
Volkswagen Group of America Finance LLC 4.250%, 11/13/23[2]	245,000	269,179
Waste Pro USA, Inc. 5.500%, 02/15/26[2]	75,000	77,445
Weatherford International, Ltd. (Bermuda) 11.000%, 12/01/24[2,8]	4,000	3,440
West Street Merger Sub, Inc. 6.375%, 09/01/25[2]	77,000	79,348
Western Midstream Operating LP
4.350%, 02/01/25[9]	70,000	72,601
5.300%, 02/01/30[9]	75,000	82,600

The William Carter Co. 5.625%, 03/15/27[2]	100,000	105,812
Wolverine Escrow LLC 9.000%, 11/15/26[2]	50,000	47,719
WPX Energy, Inc.
4.500%, 01/15/30	40,000	42,400
5.250%, 10/15/27	85,000	89,739
5.875%, 06/15/28	50,000	54,202

WRKCo, Inc. 3.750%, 03/15/25	430,000	478,344
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28[2]	60,000	60,713
Yum! Brands, Inc.
3.625%, 03/15/31	55,000	53,969
4.750%, 01/15/30[2]	75,000	80,550
7.750%, 04/01/25[2]	35,000	38,460
Zayo Group Holdings, Inc.
4.000%, 03/01/27[2]	85,000	85,351

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 14.4% (continued)
Zayo Group Holdings, Inc.
6.125%, 03/01/28[2]	$35,000	$36,466

Total Industrials		73,380,665
Utilities - 3.8%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (Netherlands) 7.950%, 05/11/26	200,000	209,752
AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands) 7.950%, 05/11/26[2]	1,000,000	1,048,760
AES Gener SA (Chile)
(6.350% to 04/07/25 then U.S. Treasury Yield Curve CMT 5 year + 4.917%), 6.350%, 04/07/25[2,3,4]	200,000	217,683
(7.125% to 07/06/24 then USD Swap 5 year + 4.644%), 7.125%, 07/06/24[2,3,4]	900,000	991,125

American Electric Power Co, Inc. Series F 2.950%, 12/15/22	1,300,000	1,350,193
American Water Capital Corp. 3.400%, 03/01/25	775,000	857,240
Arizona Public Service Co. 3.350%, 05/15/50	175,000	195,437
The Brooklyn Union Gas Co. 4.487%, 03/04/49[2]	390,000	504,607
Calpine Corp.
4.500%, 02/15/28[2]	55,000	56,579
4.625%, 02/01/29[2]	20,000	20,230
5.125%, 03/15/28[2]	35,000	36,275

Clearway Energy Operating LLC 4.750%, 03/15/28[2]	75,000	80,797
DTE Energy Co. 2.950%, 03/01/30	1,000,000	1,080,517
Duke Energy Corp. 3.950%, 08/15/47	275,000	313,588
Duke Energy Progress LLC 4.150%, 12/01/44	290,000	358,457
Duquesne Light Holdings, Inc. 3.616%, 08/01/27[2]	1,000,000	1,121,508
The East Ohio Gas Co. 3.000%, 06/15/50[2]	275,000	285,123
Empresa Electrica Angamos SA (Chile) 4.875%, 05/25/29	288,210	290,677
Empresa Electrica Guacolda SA (Chile) 4.560%, 04/30/25	800,000	729,290
Engie Energia Chile SA (Chile) 4.500%, 01/29/25	550,000	608,254
Entergy Corp. 2.800%, 06/15/30	145,000	155,174
	Principal Amount	Value

Essential Utilities, Inc. 2.704%, 04/15/30	$205,000	$219,862
Eversource Energy Series R 1.650%, 08/15/30	275,000	270,460
Georgia Power Co. Series A 2.200%, 09/15/24	440,000	465,184
ITC Holdings Corp. 3.250%, 06/30/26	1,000,000	1,109,180
Korea East-West Power Co., Ltd. (South Korea) 1.750%, 05/06/25[2]	200,000	208,178
LLPL Capital Pte, Ltd. (Singapore) 6.875%, 02/04/39[2]	187,800	227,669
Minejesa Capital BV (Netherlands)
4.625%, 08/10/30	400,000	433,904
5.625%, 08/10/37	600,000	662,169

Monongahela Power Co. 5.400%, 12/15/43[2]	165,000	215,203
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/30	1,000,000	1,036,403
3.550%, 05/01/27	200,000	228,090

NiSource, Inc. 3.600%, 05/01/30	150,000	170,895
NRG Energy, Inc.
2.000%, 12/02/25[2]	170,000	176,505
3.625%, 02/15/31[2]	85,000	88,559

Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	425,000	470,995
Pacific Gas and Electric Co. 2.500%, 02/01/31	265,000	263,461
Pampa Energia SA (Argentina)
7.500%, 01/24/27	550,000	451,924
9.125%, 04/15/29	150,000	126,000

PG&E Corp. 5.000%, 07/01/28	30,000	32,226
Pike Corp. 5.500%, 09/01/28[2]	65,000	67,275
PSEG Power LLC 3.850%, 06/01/23	340,000	365,631
State Grid Overseas Investment 2013, Ltd. (Virgin Islands, British) 3.125%, 05/22/23	400,000	420,074
State Grid Overseas Investment 2016, Ltd., EMTN (Virgin Islands, British) 1.000%, 08/05/25	200,000	198,296
Stoneway Capital Corp. (Canada) 10.000%, 03/01/27[10]	797,024	322,803
Superior Plus LP/Superior General Partner, Inc. (Canada) 7.000%, 07/15/26[2]	170,000	182,112

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Utilities - 3.8% (continued)

Transelec SA (Chile) 4.625%, 07/26/23[2]	$300,000	$325,690

Total Utilities		19,250,014

Total Corporate Bonds and Notes (Cost $129,136,216)		134,258,446
Asset-Backed Securities - 10.0%
AASET US, Ltd. Series 2018-1A, Class A 3.844%, 01/16/38[2]	513,749	512,384
Adams Mill CLO, Ltd. Series 2014-1A, Class D1 (3 month LIBOR + 3.500%), 3.741%, 07/15/26[2,4]	250,000	249,688
AIMCO CLO Series Series 2018-AA, Class D (3 month LIBOR + 2.550%), 2.773%, 04/17/31[2,4]	500,000	484,203
Apidos CLO XII Series 2013-12A, Class DR (3 month LIBOR + 2.600%), 2.841%, 04/15/31[2,4]	500,000	477,563
Atrium IX Series 9A, Class DR (3 month LIBOR + 3.600%), 3.824%, 05/28/30[2,4]	1,000,000	992,258
Babson CLO, Ltd.
Series 2015-2A, Class DR (3 month LIBOR + 2.950%), 3.174%, 10/20/30[2,4]	500,000	496,854
Series 2015-IA, Class DR (3 month LIBOR + 2.600%), 2.824%, 01/20/31[2,4]	500,000	473,561
Barings CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 3.600%), 3.823%, 07/18/29[2,4]	1,000,000	1,000,616
Series 2018-1A, Class C (3 month LIBOR + 2.600%), 2.841%, 04/15/31[2,4]	350,000	334,399
Series 2018-3A, Class D (3 month LIBOR + 2.900%), 3.124%, 07/20/29[2,4]	500,000	491,133
Series 2019-1A, Class D (3 month LIBOR + 3.850%), 4.091%, 04/15/31[2,4]	500,000	500,715
Series 2019-2A, Class C (3 month LIBOR + 3.850%), 4.091%, 04/15/31[2,4]	500,000	500,404

Beechwood Park CLO, Ltd. Series 2019-1A, Class D1 (3 month LIBOR + 4.100%), 4.323%, 01/17/33[2,4]	1,000,000	1,010,290
Blackbird Capital Aircraft Lease Securitization, Ltd. Series 2016-1A, Class B 5.682%, 12/16/41[2,9]	760,417	741,919
	Principal Amount	Value

BlueMountain CLO, Ltd. Series 2013-1A, Class CR (3 month LIBOR + 4.150%), 4.374%, 01/20/29[2,4]	$1,000,000	$1,000,448
CAL Funding IV, Ltd. Series 2020-1A, Class A 2.220%, 09/25/45[2]	971,667	991,799
Canyon Capital CLO, Ltd.
Series 2014-1A, Class CR (3 month LIBOR + 2.750%), 2.964%, 01/30/31[2,4]	500,000	473,722
Series 2017-1A, Class D (3 month LIBOR + 3.600%), 3.841%, 07/15/30[2,4]	500,000	499,909

Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.967%, 04/15/39[2]	401,566	403,970
Catamaran CLO, Ltd. Series 2016-1A, Class CR (3 month LIBOR + 3.750%), 0.010%, 01/18/29[2,4]	500,000	500,064
CBAM, Ltd. Series 2019-10A, Class B (3 month LIBOR + 2.050%), 2.274%, 04/20/32[2,4]	500,000	500,871
CIFC Funding, Ltd. Series 2015-4A, Class CR (3 month LIBOR + 4.000%), 4.224%, 10/20/27[2,4]	1,000,000	1,000,791
CLI Funding VI LLC Series 2019-1A, Class A 3.710%, 05/18/44[2]	416,545	422,575
Cook Park CLO Ltd. Series 2018-1A, Class D (3 month LIBOR + 2.600%), 2.823%, 04/17/30[2,4]	750,000	720,880
Dorchester Park CLO DAC Series 2015-1A, Class ER (3 month LIBOR + 5.000%), 5.224%, 04/20/28[2,4]	500,000	495,014
Dryden 40 Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%), 3.321%, 08/15/31[2,4]	500,000	502,496
Dryden 43 Senior Loan Fund Series 2016-43A, Class DRR (3 month LIBOR + 3.550%), 3.774%, 07/20/29[2,4]	500,000	502,548
Dryden 57 CLO, Ltd. Series 2018-57A, Class D (3 month LIBOR + 2.550%), 2.771%, 05/15/31[2,4]	500,000	477,874
Elmwood CLO II, Ltd. Series 2019-2A, Class B (3 month LIBOR + 2.100%), 2.324%, 04/20/31[2,4]	500,000	501,612
GAIA Aviation, Ltd. Series 2019-1, Class A 3.967%, 12/15/44[2,9]	357,340	351,174

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities - 10.0% (continued)
Gilbert Park CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 2.950%), 3.191%, 10/15/30[2,4]	$500,000	$498,474
Series 2017-1A, Class E (3 month LIBOR + 6.400%), 6.641%, 10/15/30[2,4]	1,000,000	1,005,084

Global SC Finance II SRL Series 2014-1A, Class A1 3.190%, 07/17/29[2]	481,250	482,186
Halcyon Loan Advisors Funding, Ltd. Series 2013-2A, Class C (3 month LIBOR + 2.700%), 2.905%, 08/01/25[2,4]	250,000	249,734
Highbridge Loan Management, Ltd. Series 4A-2014, Class A2R (3 month LIBOR + 1.500%), 1.718%, 01/28/30[2,4]	1,000,000	991,514
Horizon Aircraft Finance III, Ltd. Series 2019-2, Class A 3.425%, 11/15/39[2]	964,577	972,227
Invitation Homes Trust
Series 2018-SFR1, Class C (1 month LIBOR + 1.250%), 1.379%, 03/17/37[2,4]	1,745,000	1,750,265
Series 2018-SFR1, Class D (1 month LIBOR + 1.450%), 1.579%, 03/17/37[2,4]	1,149,582	1,153,704

JOL Air, Ltd. Series 2019-1, Class A 3.967%, 04/15/44[2]	874,009	878,973
LCM XIV, L.P. Series 14A, Class DR (3 month LIBOR + 2.750%), 2.974%, 07/20/31[2,4]	500,000	475,939
LCM XVIII L.P. Series 19A, Class D (3 month LIBOR + 3.450%), 3.691%, 07/15/27[2,4]	1,000,000	994,501
MACH 1 Cayman, Ltd. Series 2019-1, Class A 3.474%, 10/15/39[2]	1,746,209	1,746,112
Madison Park Funding XIV, Ltd. Series 2014-14A, Class DRR (3 month LIBOR + 2.950%), 3.172%, 10/22/30[2,4]	500,000	499,799
Madison Park Funding XV, Ltd. Series 2014-15A, Class CR (3 month LIBOR + 3.450%), 3.663%, 01/27/26[2,4]	500,000	500,453
Magnetite XXII, Ltd. Series 2019-22A, Class D (3 month LIBOR + 3.650%), 3.891%, 04/15/31[2,4]	750,000	752,067
Mosaic Solar Loan Trust Series 2018-1A, Class A 4.010%, 06/22/43[2]	839,682	920,811
	Principal Amount	Value

Mosaic Solar Loans LLC Series 2017-1A, Class A 4.450%, 06/20/42[2]	$361,362	$391,149
Myers Park CLO, Ltd. Series 2018-1A, Class D (3 month LIBOR + 3.050%), 3.274%, 10/20/30[2,4]	1,000,000	988,094
Neuberger Berman Loan Advisers CLO, 27 Ltd. Series 2018-27A, Class D (3 month LIBOR + 2.600%), 2.841%, 01/15/30[2,4]	500,000	488,992
Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 2.950%), 3.191%, 07/15/30[2,4]	500,000	491,750
Octagon Investment Partners 30, Ltd.
Series 2017-1A, Class CR (3 month LIBOR + 3.300%), 0.010%, 03/17/30[1,2,4]	500,000	500,000
Series 2017-1A, Class D (3 month LIBOR + 6.200%), 6.424%, 03/17/30[2,4]	250,000	246,557

Octagon Investment Partners XV, Ltd. Series 2013-1A, Class DR (3 month LIBOR + 3.700%), 3.923%, 07/19/30[2,4]	1,000,000	996,545
Octagon Investment Partners XVI, Ltd. Series 2013-1A, Class DR (3 month LIBOR + 3.000%), 3.223%, 07/17/30[2,4]	500,000	491,462
Octagon Investment Partners XXI, Ltd. Series 2014-1A, Class CRR (3 month LIBOR + 3.950%), 4.171%, 02/14/31[2,4]	500,000	500,673
Octagon Investment Partners XXII, Ltd. Series 2014-1A, Class ERR (3 month LIBOR + 5.450%), 5.672%, 01/22/30[2,4]	500,000	462,151
Octagon Investment Partners30, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.500%), 3.724%, 03/17/30[2,4]	500,000	500,673
OHA Credit Funding 1, Ltd. Series 2018-1A, Class D (3 month LIBOR + 3.050%), 3.274%, 10/20/30[2,4]	500,000	494,150
OHA Credit Funding 5, Ltd. Series 2020-5A, Class E (3 month LIBOR + 6.250%), 6.473%, 04/18/33[2,4]	500,000	503,992
Pretium Mortgage Credit Partners I LLC Series 2020-NPL1, Class A2 3.967%, 05/27/59[2,9]	2,600,000	2,565,963
Primose Funding LLC Series 2019-1A, 4.475%, 07/30/49[2]	987,500	1,028,239
Sprite 2017-1, Ltd. Series 2017-1, Class A 4.250%, 12/15/37[2]	321,594	324,930
Stack Infrastructure Issuer LLC Series 2019-1A, Class A2 4.540%, 02/25/44[2]	735,625	786,555

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities - 10.0% (continued)

START Ireland Series 2019-1, Class A 4.089%, 03/15/44[2]	$312,723	$316,327
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A 3.960%, 04/20/44[2]	645,000	653,264
Trinity Rail Leasing 2010 LLC Series 2010-1A, Class A 5.194%, 10/16/40[2]	842,200	893,701
VB-S1 Issuer LLC
Series 2018-1A, Class D 4.122%, 02/15/48[2]	1,500,000	1,547,749
Series 2020-1A, Class C2 3.031%, 06/15/50[2]	500,000	527,901

VERDE CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%), 4.041%, 04/15/32[2,4]	500,000	501,441
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.981%, 02/25/50[2,9]	457,600	459,744
Voya CLO, Ltd. Series 2015-2A, Class DR (3 month LIBOR + 2.950%), 3.168%, 07/23/27[2,4]	500,000	491,554
WAVE LLC Series 2019-1, Class A 3.597%, 09/15/44[2]	1,397,771	1,413,798
Westcott Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.250%), 3.474%, 07/20/28[2,4]	1,000,000	1,002,741

Total Asset-Backed Securities (Cost $50,888,875)		51,053,672
Mortgage-Backed Securities - 18.0%
Ajax Mortgage Loan Trust Series 2019-C, Class A 3.950%, 10/25/58[2,4]	2,495,145	2,505,406
Alternative Loan Trust
Series 2007-18CB, Class 2A17 6.000%, 08/25/37	34,354	29,262
Series 2007-23CB, Class A3 (1 month LIBOR + 0.500%), 0.630%, 09/25/37[4]	154,614	67,933
Series 2007-23CB, Class A4 (6.500% minus 1 month LIBOR, Cap 6.500%, Floor 0.000%), 6.370%, 09/25/37[4,11]	147,631	46,166
Series 2007-J2, Class 2A1 6.000%, 07/25/37	62,382	64,102

Banc of America Commercial Mortgage Trust Series 2015-UBS7, 4.359%, 09/15/48[4]	650,000	682,654
	Principal Amount	Value

Banc of America Funding Trust Series 2006-B, Class 7A1 3.262%, 03/20/36[4]	$175,206	$159,458
BANK
Series 2017-BNK5, 4.254%, 06/15/60[4]	300,000	324,474
Series 2020-BN28, Class AS 2.140%, 03/15/63	524,000	525,723
Series 2020-BN28, Class B 2.344%, 03/15/63	524,000	533,186

Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37[9]	61,347	64,195
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR + 1.200%), 1.327%, 08/15/36[2,4]	132,000	132,011
Series 2017-DELC, Class D (1 month LIBOR + 1.700%), 1.827%, 08/15/36[2,4]	150,000	149,046
Series 2017-DELC, Class E (1 month LIBOR + 2.500%), 2.627%, 08/15/36[2,4]	302,000	297,331
Series 2017-DELC, Class F (1 month LIBOR + 3.500%), 3.627%, 08/15/36[2,4]	301,000	281,926

Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	37,292	36,913
Benchmark Mortgage Trust
Series 2018-B2, Class C 4.200%, 02/15/51[4]	650,000	710,313
Series 2020-B17, Class B 2.916%, 03/15/53	340,000	366,350
Series 2020-B19, Class AS 2.148%, 09/15/53	524,000	538,938
Series 2020-B19, Class B 2.351%, 09/15/53	524,000	536,660

BFLD Series 2019-DPLO, Class E (1 month LIBOR + 2.240%), 2.366%, 10/15/34[2,4]	866,000	856,509
BHMS Series 2018-ATLS, Class C (1 month LIBOR + 1.900%), 2.027%, 07/15/35[2,4]	115,000	113,094
Bravo Residential Funding Trust 1.991%, 02/01/49	2,600,000	2,599,959
BX Trust Series 2019-OC11, Class E 4.075%, 12/09/41[2,4]	709,000	736,703
CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA 0.993%, 01/10/48[4,11]	8,668,467	369,091
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class XA 1.743%, 09/10/45[2,4,11]	568,659	11,847

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 18.0% (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class XA 0.989%, 10/10/47[4,11]	$4,521,929	$136,877
Series 2015-GC27, Class D 4.419%, 02/10/48[2,4]	197,700	180,628
Series 2015-GC31, Class C 4.054%, 06/10/48[4]	780,000	827,792
Series 2016-GC36, Class B 4.755%, 02/10/49[4]	763,000	864,954
Series 2016-GC36, Class XA 1.248%, 02/10/49[4,11]	7,145,750	361,100
Series 2016-P3, Class XA 1.699%, 04/15/49[4,11]	4,946,363	317,322
Series 2016-P4, Class XA 1.955%, 07/10/49[4,11]	5,001,077	378,086

Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A2 3.473%, 03/25/36[4]	427,201	411,900
COMM Mortgage Trust
Series 2016-DC2, Class XA 0.976%, 02/10/49[4,11]	6,372,998	250,451
Series 2016-GCT, Class E 3.461%, 08/10/29[2,4]	780,000	781,422
Series 2016-GCT, Class F 3.461%, 08/10/29[2,4]	795,000	791,133
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA 1.845%, 10/15/45[4,11]	1,421,341	31,540
Series 2013-CR10, Class XA 0.655%, 08/10/46[4,11]	15,931,394	231,706
Series 2014-CR20, Class C 4.511%, 11/10/47[4]	644,000	687,376
Series 2015-CR26, Class XA 0.929%, 10/10/48[4,11]	7,503,647	268,848
Series 2015-LC23, Class C 4.637%, 10/10/48[4]	585,000	643,903
Series 2016-CR28, Class C 4.639%, 02/10/49[4]	726,000	800,804

Commercial Mortgage Trust Series 2018-HCLV, Class C (1 month LIBOR + 1.700%), 1.827%, 09/15/33[2,4]	600,000	591,518
CORE Mortgage Trust
Series 2019-CORE, Class E (1 month LIBOR + 1.900%), 2.026%, 12/15/31[2,4]	775,000	763,169
Series 2019-CORE, Class F (1 month LIBOR + 2.350%), 2.476%, 12/15/31[2,4]	775,000	755,779
Countrywide Alternative Loan Trust
Series 2005-86CB, Class A5 5.500%, 02/25/36	573,963	472,879
Series 2006-J1, Class 2A1 7.000%, 02/25/36	435,746	99,094
	Principal Amount	Value

Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-HYB8, Class 4A1 3.074%, 12/20/35[4]	$243,403	$236,587
Series 2007-14, Class A15 6.500%, 09/25/37	708,336	578,275
Series 2007-2, Class A13 6.000%, 03/25/37	254,421	190,680
Series 2007-7, Class A4 5.750%, 06/25/37	42,375	31,780

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class 5A9 5.500%, 10/25/35	741,028	601,923
Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	440,123	390,506
Credit-Based Asset Servicing and Securitization LLC Series 2007-MX1, Class A4 6.231%, 12/25/36[2,9]	100,000	105,273
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA 1.919%, 01/15/49[4,11]	4,886,082	360,739
Series 2017-CX10, Class B 3.892%, 11/15/50[4]	506,000	548,208
Series 2018-C14, Class C 4.891%, 11/15/51[4]	880,000	986,611
CSMC Trust
Series 2017-CHOP, Class D (1 month LIBOR + 1.900%), 2.026%, 07/15/32[2,4]	261,000	241,510
Series 2017-CHOP, Class E (1 month LIBOR + 3.300%), 3.426%, 07/15/32[2,4]	230,000	201,788
DBJPM
Series 2016-C1, Class C 3.346%, 05/10/49[4]	534,000	511,937
Series 2016-C1, Class XA 1.436%, 05/10/49[4,11]	7,356,846	407,007

Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A2 (1 month LIBOR + 0.250%), 0.380%, 07/25/47[4]	2,710,695	2,458,923
First Horizon Alternative Mortgage Securities Trust Series 2006-AA7, Class A1 2.528%, 01/25/37[4]	1,214,587	1,107,278
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class E 3.963%, 12/10/36[2,4]	472,000	484,783
Series 2019-FBLU, Class F 3.963%, 12/10/36[2,4]	367,000	371,793
Series 2019-FBLU, Class G 3.963%, 12/10/36[2,4]	424,000	422,241

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 18.0% (continued)

FREMF Mortgage Trust Series 2016-KF22, Class B (1 month LIBOR + 5.050%), 5.194%, 07/25/23[2,4]	$94,301	$95,812
Great Wolf Trust Series 2019-WOLF, Class F (1 month LIBOR + 3.131%), 3.257%, 12/15/36[2,4]	717,000	700,596
GS Mortgage Securities Trust
Series 2014-GC26, Class D 4.511%, 11/10/47[2,4]	1,301,000	1,004,528
Series 2015-GC34, Class XA 1.222%, 10/10/48[4,11]	5,829,252	274,086
Series 2015-GS1, Class XA 0.762%, 11/10/48[4,11]	10,270,857	325,634
Series 2016-GS2, Class XA 1.748%, 05/10/49[4,11]	5,522,456	414,658

GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36[4]	757,000	70,422
GSCG Trust
Series 2019-600C, Class D 3.764%, 09/06/34[2]	862,000	870,213
Series 2019-600C, Class E 3.985%, 09/06/34[2,4]	862,000	849,224
GSR Mortgage Loan Trust
Series 2006-2F, Class 2A17 5.750%, 02/25/36	1,642,804	1,639,307
Series 2006-AR1, Class 3A1 2.943%, 01/25/36[4]	112,560	115,282

Headlands Residential LLC Series 2019-RPL1, 3.967%, 06/25/24[2,9]	5,900,000	5,943,025
HPLY Trust Series 2019-HIT, Class F (1 month LIBOR + 3.150%), 3.276%, 11/15/36[2,4]	657,336	624,205
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-A2, Class 2A1 3.363%, 04/25/36[4]	883,416	871,600
Series 2006-LDP8, Class X 0.286%, 05/15/45[4,11]	16,798	0
Series 2011-C4, Class XA 1.114%, 07/15/46[2,4,11]	73,401	4
Series 2012-C8, Class XA 1.743%, 10/15/45[4,11]	1,247,709	28,183
Series 2012-CBX, Class XA 1.470%, 06/15/45[4,11]	499,084	3,176
Series 2015-JP1, Class XA 0.922%, 01/15/49[4,11]	6,210,566	227,222
Series 2016-JP3, Class B 3.397%, 08/15/49[4]	108,000	115,869
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class XA 0.805%, 02/15/47[4,11]	4,329,331	84,815
	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, 4.341%, 08/15/47[4]	$650,000	$688,719
Series 2014-C23, Class C 4.472%, 09/15/47[4]	330,824	346,852
Series 2014-C25, Class C 4.448%, 11/15/47[4]	450,000	453,894
Series 2014-C25, Class XA 0.845%, 11/15/47[4,11]	5,134,939	137,428
Series 2015-C27, Class D 3.807%, 02/15/48[2,4]	263,000	219,868
Series 2015-C28, Class XA 0.970%, 10/15/48[4,11]	5,948,407	188,156
Series 2015-C33, Class C 4.612%, 12/15/48[4]	670,000	723,655
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class AS 3.484%, 06/15/49	650,000	702,449
Series 2016-C2, Class XA 1.566%, 06/15/49[4,11]	6,556,480	380,320
Series 2020-COR7, Class C 3.726%, 05/13/53[4]	496,000	542,417

KKR Industrial Portfolio Trust Series 2021-KDIP, Class E (1 month LIBOR + 1.550%), 1.700%, 12/15/37[2,4]	141,000	141,680
Legacy Mortgage Asset Trust Series 2019-GS5, Class A1 3.200%, 05/25/59[2,9]	419,726	424,523
Lehman XS Trust Series 2007-12N, Class 1A3A (1 month LIBOR + 0.200%), 0.330%, 07/25/47[4]	4,320,155	4,244,808
LSTAR Commercial Mortgage Trust Series 2016-4, Class C 4.586%, 03/10/49[2,4]	588,000	575,655
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class AF1 6.250%, 10/25/36	2,564,382	1,709,872
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class C 4.462%, 02/15/48[4]	643,000	680,122
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA 1.413%, 08/15/45[2,4,11]	613,087	8,947
Series 2014-C14, Class XA 0.999%, 02/15/47[4,11]	2,520,580	60,570
Series 2014-C18, Class C 4.529%, 10/15/47[4]	300,000	314,336
Series 2015-C27, Class C 4.523%, 12/15/47[4]	80,000	84,283
Series 2016-C28, Class XA 1.198%, 01/15/49[4,11]	7,204,853	319,372
Morgan Stanley Capital I Trust
Series 2016-UB11, Class XA 1.506%, 08/15/49[4,11]	2,549,264	152,374

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 18.0% (continued)
Morgan Stanley Capital I Trust
Series 2017-HR2, Class C 4.224%, 12/15/50[4]	$658,000	$728,568
Morgan Stanley Mortgage Loan Trust
Series 2005-3AR, Class 2A2 3.019%, 07/25/35[4]	249,052	241,823
Series 2005-9AR, Class 2A 2.795%, 12/25/35[4]	2,461,353	2,372,360
Series 2007-14AR, Class 1A3 3.987%, 10/25/37[4]	681,234	594,989

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35[4]	163,915	106,664
PR Mortgage Loan Trust Series 2014-1, Class APT 5.911%, 10/25/49[2,4]	1,562,385	1,577,252
Prime Mortgage Trust Series 2006-1, Class 2A9 6.250%, 06/25/36	3,048,136	3,041,891
PRPM LLC Series 2019-3A, Class A1 3.351%, 07/25/24[2,9]	2,001,981	2,016,059
RALI Trust
Series 2005-QA10, Class A31 3.984%, 09/25/35[4]	588,159	520,824
Series 2006-QO10, Class A1 (1 month LIBOR + 0.160%), 0.290%, 01/25/37[4]	3,862,162	3,677,157
Series 2006-QS7, Class A2 6.000%, 06/25/36	1,781,006	1,697,593
Residential Asset Securitization Trust
Series 2006-A6, Class 1A1 6.500%, 07/25/36	177,657	87,042
Series 2007-A1, Class A8 6.000%, 03/25/37	325,164	193,285

Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.951%, 02/25/36[4]	90,661	88,655
UBS Commercial Mortgage Trust
Series 2017-C2, Class C 4.295%, 08/15/50[4]	650,000	663,599
Series 2018-C8, Class C 4.702%, 02/15/51[4]	917,000	1,007,131
Series 2019-C16, Class B 4.320%, 04/15/52[4]	769,000	874,517
Series 2019-C18, Class B 3.681%, 12/15/52[4]	717,000	802,363
Series 2019-C18, Class C 3.946%, 12/15/52[4]	650,000	684,706

UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 1.810%, 08/10/49[2,4,11]	1,249,922	27,825
	Principal Amount	Value

Verus Securitization Trust Series 2020-NPL1, Class A1 3.598%, 08/25/50[2,9]	$1,400,359	$1,407,777
Washington Mutual Mortgage Pass Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	723,039	731,393
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-6, Class 3CB 5.500%, 08/25/35	2,135,983	2,154,581
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D 3.938%, 08/15/50[2]	218,000	35,480
Series 2015-C28, Class C 4.094%, 05/15/48[4]	400,000	414,256
Series 2015-NXS1, Class XA 1.095%, 05/15/48[4,11]	3,340,874	121,101
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	551,800
Series 2016-C33, Class XA 1.623%, 03/15/59[4,11]	4,110,390	274,498
Series 2016-C35, Class B 3.438%, 07/15/48	370,000	390,351
Series 2016-NXS6, Class B 3.811%, 11/15/49	650,000	702,796
Series 2016-NXS6, Class XA 1.613%, 11/15/49[4,11]	6,051,284	343,937
Series 2019-C49, Class C 4.866%, 03/15/52[4]	350,000	407,871
Series 2019-C50, Class B 4.192%, 05/15/52	637,000	711,906
Series 2019-C50, Class C 4.345%, 05/15/52	637,000	666,378
Series 2020-C57, Class XA 2.101%, 08/15/53[4,11]	3,400,277	515,778
Series 2020-C58, Class B 2.704%, 07/15/53	650,000	676,623
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class XA 1.787%, 08/15/45[2,4,11]	621,352	10,687
Series 2012-C9, Class XA 1.876%, 11/15/45[2,4,11]	931,053	22,302
Series 2014-C21, Class XA 1.030%, 08/15/47[4,11]	4,899,139	138,869

Total Mortgage-Backed Securities (Cost $92,285,520)		92,266,221
Municipal Bonds - 0.1%
California State General Obligation, School Improvements 7.550%, 04/01/39	305,000	529,492
Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	220,000	252,129

Total Municipal Bonds (Cost $670,932)		781,621

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Government and Agency Obligations - 31.3%
Fannie Mae - 8.2%
FNMA,
2.140%, 10/01/29	$7,000,000	$7,446,960
2.260%, 01/01/30	3,200,000	3,434,586
3.000%, 03/01/45	1,368,031	1,448,975
3.500%, 12/01/31 to 01/01/32	419,533	449,785
4.000%, 09/01/31 to 06/01/42	131,574	142,164
4.500%, 03/01/42	76,144	81,467
FNMA Pool,
2.000%, 10/01/40 to 01/01/51	9,781,299	10,115,644
2.225%, 12/01/50	4,800,000	4,703,404
FNMA REMICS,
Series 2007-57, Class SX (6.620% minus 1 month LIBOR, Cap 6.620%, Floor 0.000%), 6.490%, 10/25/36[4,11]	77,505	14,954
Series 2009-86, Class CI (5.800% minus 1 month LIBOR, Cap 5.800%, Floor 0.000%), 5.670%, 09/25/36[4,11]	84,574	7,784
Series 2010-156, Class ZC 4.000%, 01/25/41	394,771	441,566
Series 2011-121, Class JP 4.500%, 12/25/41	78,004	84,472
Series 2012-105, Class Z 3.500%, 10/25/42	1,338,088	1,480,222
Series 2012-127, Class PA 2.750%, 11/25/42	1,008,528	1,077,495
Series 2012-20, Class ZT 3.500%, 03/25/42	4,916,394	5,350,661
Series 2012-31, Class Z 4.000%, 04/25/42	1,652,582	1,835,411
Series 2015-9, Class HA 3.000%, 01/25/45	2,762,511	2,968,753
Series 2015-95, Class AP 3.000%, 08/25/42	856,053	868,039

Total Fannie Mae		41,952,342
Freddie Mac - 7.7%
FHLMC,
2.500%, 11/01/50	9,831,635	10,358,343
3.000%, 04/01/47	1,739,320	1,853,155
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	3,617,724	3,844,783
3.500%, 10/01/42	274,776	288,909
4.000%, 10/01/41	48,216	51,565
5.000%, 07/01/35	12,310	14,312
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	146,399	167,190
Series 3301, Class MS (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 5.973%, 04/15/37[4,11]	53,897	10,203
Series 3382, Class SB (6.000% minus 1 month LIBOR, Cap 6.000%, Floor 0.000%), 5.873%, 11/15/37[4,11]	9,617	1,339
	Principal Amount	Value

FHLMC REMICS,
Series 3384, Class S (6.390% minus 1 month LIBOR, Cap 6.390%, Floor 0.000%), 6.263%, 11/15/37[4,11]	$10,842	$1,485
Series 3500, Class SA (5.520% minus 1 month LIBOR, Cap 5.520%, Floor 0.000%), 5.394%, 01/15/39[4,11]	43,050	5,717
Series 3626, Class AZ 5.500%, 08/15/36	81,711	94,910
Series 3792, Class SE (9.860% minus 2 times 1 month LIBOR, Cap 9.860%, Floor 0.000%), 9.607%, 01/15/41[4]	768,743	820,472
Series 3795, Class VZ 4.000%, 01/15/41	79,751	86,615
Series 3872, Class BA 4.000%, 06/15/41	21,585	23,403
Series 3894, Class ZA 4.500%, 07/15/41	154,008	175,154
Series 3957, Class HZ 4.000%, 11/15/41	610,311	638,840
Series 4016, Class KZ 4.000%, 03/15/42	2,561,345	2,917,246
Series 4075, Class S (5.500% minus 1 month LIBOR, Cap 5.500%, Floor 0.000%), 5.373%, 07/15/42[4,11]	1,462,256	264,446
Series 4316, Class BZ 3.000%, 03/15/44	3,681,633	4,007,892
Series 4323, Class GA 3.000%, 06/15/40	303,032	305,303
Series 4750, Class PA 3.000%, 07/15/46	1,997,510	2,066,630
Series 4934, Class P 2.500%, 11/15/40	5,880,511	6,241,661

Seasoned Credit Risk Transfer Trust Series 2018-2, Class HV 3.000%, 11/25/57[4]	4,584,105	4,979,718

Total Freddie Mac		39,219,291
Ginnie Mae - 0.2%
GNMA,
Series 2004-35, Class SA (32.500% minus 6.5 times 1 month LIBOR, Cap 32.500%, Floor 0.000%), 31.649%, 03/20/34[4]	13,292	22,446
Series 2008-69, Class SB (7.630% minus 1 month LIBOR, Cap 7.630%, Floor 0.000%), 7.499%, 08/20/38[4,11]	155,767	36,199
Series 2009-32, Class ZE 4.500%, 05/16/39	153,737	169,436
Series 2009-35, Class DZ 4.500%, 05/20/39	179,973	196,741
Series 2009-75, Class GZ 4.500%, 09/20/39	175,306	191,534
Series 2010-98, Class IA 5.646%, 03/20/39[4,11]	29,644	3,095
Series 2011-89, Class SA (5.450% minus 1 month LIBOR, Cap 5.450%, Floor 0.000%), 5.319%, 06/20/41[4,11]	318,187	60,421

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Ginnie Mae - 0.2% (continued)
GNMA,
Series 2014-156, Class PS (6.250% minus 1 month LIBOR, Cap 6.250%, Floor 0.000%), 6.119%, 10/20/44[4,11]	$1,211,972	$241,338
Series 2014-5, Class PS (6.150% minus 1 month LIBOR, Cap 6.150%, Floor 0.000%), 6.019%, 07/20/43[4,11]	1,040,561	138,395

Total Ginnie Mae		1,059,605
U.S. Treasury Obligations - 15.2%
U.S. Treasury Bonds,
1.125%, 08/15/40	5,290,000	4,826,298
1.625%, 11/15/50	4,560,000	4,335,562
4.750%, 02/15/37	2,410,000	3,578,756
2.750%, 11/15/42 to 11/15/47	3,005,000	3,617,183
U.S. Treasury Notes,
0.125%, 06/30/22	6,700,000	6,703,141
0.250%, 11/15/23	720,000	721,800
0.375%, 11/30/25 to 01/31/26	8,485,000	8,462,560
0.500%, 06/30/27 to 10/31/27	5,520,000	5,458,063
0.750%, 01/31/28	8,150,000	8,141,723
0.875%, 11/15/30	4,890,000	4,798,695
2.250%, 10/31/24 to 11/15/27	10,980,000	11,954,197
1.625%, 10/31/26	3,820,000	4,051,289
2.125%, 09/30/24	3,140,000	3,353,912
2.625%, 01/31/26	980,000	1,086,384
2.750%, 02/28/25	2,390,000	2,627,320
3.000%, 09/30/25	3,820,000	4,281,907

Total U.S. Treasury Obligations		77,998,790

Total U.S. Government and Agency Obligations (Cost $156,130,751)		160,230,028
Foreign Government Obligations - 1.7%
Abu Dhabi Government International Bond (United Arab Emirates)
0.750%, 09/02/23[2]	200,000	200,953
2.500%, 04/16/25[2]	200,000	213,366
3.125%, 04/16/30[2]	300,000	335,251

Brazilian Government International Bond (Brazil) 2.875%, 06/06/25	800,000	827,000
Dominican Republic International Bond (Dominican Republic) 5.300%, 01/21/41[2]	500,000	518,125
Indonesia Government International Bond (Indonesia) 3.375%, 04/15/23	200,000	211,738
Korea Electric Power Corp. (South Korea) 1.125%, 06/15/25[2]	300,000	304,959
Mexico Government International Bond (Mexico)
3.750%, 01/11/28	560,000	624,257
4.150%, 03/28/27	206,000	236,001

Perusahaan Penerbit SBSN Indonesia III (Indonesia) 4.150%, 03/29/27	500,000	570,200
	Principal Amount	Value

Peruvian Government International Bond (Peru)
2.392%, 01/23/26	$300,000	$317,850
2.783%, 01/23/31	500,000	539,125
Philippine Government International Bond (Philippines)
1.648%, 06/10/31	550,000	548,264
2.457%, 05/05/30	300,000	320,628
Qatar Government International Bond (Qatar)
3.375%, 03/14/24	700,000	758,043
3.875%, 04/23/23	300,000	322,350
Saudi Government International Bond (Saudi Arabia)
2.375%, 10/26/21	600,000	607,914
2.875%, 03/04/23	400,000	418,349
2.900%, 10/22/25[2]	650,000	700,008

Total Foreign Government Obligations (Cost $8,183,046)		8,574,381
Floating Rate Senior Loan Interests - 3.4%
Financials - 0.4%
Acrisure LLC, Term Loan B 2020, (1 month LIBOR + 3.500%), 3.621%, 02/15/27[4]	170,095	169,670
AssuredPartners, Inc., 2020 February Refinancing Term Loan, (1 month LIBOR + 3.500%), 3.647%, 02/13/27[4]	243,183	242,196
Asurion LLC Replacement B-6 Term Loan, (1 month LIBOR + 3.000%), 3.121%, 11/03/23[4]	193,665	193,398
Asurion LLC, New B-8 Term Loan, (1 month LIBOR + 3.250%), 3.371%, 12/23/26[4]	250,000	249,193
Asurion LLC, Second Lien Replacement B-2 Term Loan, (1 month LIBOR + 6.500%), 6.621%, 08/04/25[4]	75,152	75,433
Avantor Inc., Term Loan B, (1 month LIBOR + 2.500%), 3.500%, 11/06/27[4]	160,000	161,167
Blackhawk Network Holdings, Inc., First Lien Term Loan, (1 month LIBOR + 3.000%), 3.121%, 06/15/25[4]	145,748	144,062
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, (1 month LIBOR + 3.750%), 4.750%, 04/09/27[4]	174,162	175,344
The Edelman Financial Center LLC, (1 month LIBOR + 3.000%), 3.121%, 07/19/25[4]	93,211	92,773
Sedgwick Claims Management Services, Inc., 2019 New Term Loans, (1 month LIBOR + 4.000%), 4.121%, 09/03/26[4]	142,825	143,420
TKC Holdings, Inc., Initial Term Loan (First Lien), (3 month LIBOR + 3.375%), 4.750%, 02/01/23[4]	178,448	175,103

Total Financials		1,821,759
Industrials - 3.0%
Access CIG LLC, First Lien Term B Loan, (1 month LIBOR + 3.750%), 3.894%, 02/27/25[4]	59,239	59,174

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Industrials - 3.0% (continued)
Air Methods Corp., First Lien Loan, (3 month LIBOR + 3.500%), 4.500%, 04/22/24[4]	$84,128	$81,578
Aldevron LLC, First Lien Initial Term Loan, (1 month LIBOR + 4.250%), 5.250%, 10/11/26[4]	148,887	149,632
Aldevron LLC, Term Loan B, (3 month LIBOR + 3.750%), 4.250%, 10/12/26[4,12]	5,000	5,025
AlixPartners LLP, 2017 Refinancing Term Loan, (1 month LIBOR + 2.500%), 2.621%, 04/04/24[4]	340,189	340,236
AlixPartners LLP, USD Term Loan, (1 month LIBOR +2.750%), 3.250%, 01/28/28[4,12]	135,000	135,084
Alterra Mountain Co., Initial Term Loan, (1 month LIBOR + 2.750%), 2.871%, 07/31/24[4]	171,045	170,599
American Tire Distributors, Inc., Initial Term Loan, (3 month LIBOR +7.500%), 8.500%, 09/01/24[4]	39,498	38,363
Arches Buyer Inc, Initial Term Loan, (1 month LIBOR + 4.000%), 4.500%, 12/06/27[4]	150,000	150,867
Ascend Learning LLC, Initial Term Loan, (1 month LIBOR + 3.000%), 4.000%, 07/12/24[4]	184,049	184,716
ASHCO LLC, Initial Term Loan, (1 month LIBOR + 5.000%), 5.750%, 09/25/24[4]	79,385	79,611
Asplundh Tree Expert LLC, Initial Term Loan, (1 month LIBOR + 2.500%), 2.621%, 09/04/27[4]	89,775	90,245
Avaya Inc., Tranche B-1 Term Loan, (1 month LIBOR + 4.250%), 4.377%, 12/15/27[4]	58,172	58,257
Avaya, Inc., Tranche B Term Loan, (1 month LIBOR + 4.250%), 4.377%, 12/15/24[4]	46,828	46,960
Bausch Health Companies, Inc., First Incremental Term Loan, (1 month LIBOR + 2.750%), 2.871%, 11/27/25[4]	120,000	120,129
Bioscrip, Inc., First Lien Term B Loan, (1 month LIBOR + 3.750%), 3.871%, 08/06/26[4]	178,349	179,352
Blackstone CQP Holdco LP, Initial Term Loan, (3 month LIBOR +3.500%), 3.736%, 09/30/24[4]	113,102	113,286
Brand Industrial Services, Inc., Initial Term Loan, (3 month LIBOR +4.250%), 5.250%, 06/21/24[4]	79,281	78,579
Buckeye Partners LP, Term Loan, (1 month LIBOR + 2.750%), 2.897%, 11/01/26[4]	99,250	99,498
Caesars Resort Collection LLC, Term B Loan, (1 month LIBOR + 2.750%), 2.871%, 12/22/24[4]	232,010	229,651
Caesars Resort Collection LLC, Term B-1 Loan, (1 month LIBOR + 4.500%), 4.621%, 07/20/25[4]	74,813	74,933
Camelot US Acquisition I Co., Amendment No. 2, Incremental Term Loans, (1 month LIBOR + 3.000%), 4.000%, 10/31/26[4]	145,000	145,816
Castle US Holding Corp., Term Loan, (3 month LIBOR + 3.750%), 4.004%, 01/31/27[4]	243,469	241,491
Cengage Learning, Inc., Term B Loan, (6 month LIBOR + 4.250%), 5.250%, 06/07/23[4]	113,642	109,523
	Principal Amount	Value

Charter NEX US, Inc., (1 month LIBOR + 4.250%), 5.000%, 12/01/27[4]	$90,000	$90,763
CHG Healthcare Services, Inc., New Term Loan, (3 month LIBOR + 3.000%), 4.000%, 06/07/23[4]	73,634	73,662
Clear Channel Outdoor Holdings, Inc., Term B Loan, (3 month LIBOR + 3.500%), 3.711%, 08/21/26[4]	49,724	48,522
ClubCorp Holdings Inc., Term B Loan (First Lien), (3 month LIBOR + 2.750%), 3.004%, 09/18/24[4]	84,437	78,632
Compass Power Generation LLC, Tranche B-1 Term Loan, (1 month LIBOR + 3.500%), 4.500%, 12/20/24[4]	80,991	80,822
Cornerstone OnDemand, Inc., Term Loan, (1 month LIBOR + 4.250%), 4.379%, 04/22/27[4]	127,944	128,840
CP Atlas Buyer Inc, Initial Tranche B-1 Term Loan, (3 month LIBOR + 4.500%), 5.250%, 11/23/27[4]	116,250	116,468
CP Atlas Buyer Inc, Initial Tranche B-2 Term Loan , (3 month LIBOR + 4.500%), 5.250%, 11/23/27[4]	38,750	38,988
CSC Holdings LLC, September 2019 Term Loan, (1 month LIBOR + 2.500%), 2.627%, 04/15/27[4]	192,567	192,327
Cvent, Inc., First Lien Term Loan, (1 month LIBOR + 3.750%), 3.871%, 11/30/24[4]	144,180	139,603
Diamond (BC) B.V., Initial USD Term Loan, (3 month LIBOR + 3.000%), 3.121%, 09/06/24[4]	113,688	113,392
Endurance International Group Inc (The), Term Loan B, (1 month LIBOR + 4.000%), 4.250%, 01/27/28[4,12]	153,187	153,188
Endure Digital, Inc., , 4.250%, 01/27/28	36,813	36,813
Energizer Holdings, Inc., (1 month LIBOR + 2.500%), 2.750%, 12/22/27[4]	135,000	135,338
Envision Healthcare Corp., Initial Term Loan, (1 month LIBOR + 3.750%), 3.871%, 10/10/25[4,12]	104,293	89,744
EW Scripps Company (The), Tranche B-3 Term Loan, (1 month LIBOR + 3.000%), 3.750%, 01/07/28[4]	215,000	215,302
Filtration Group Corporation, Initial Dollar Term Loan, (1 month LIBOR + 3.000%), 3.121%, 03/29/25[4]	280,568	278,639
Finastra USA Inc., Dollar Term Loan (Second Lien), (3 month LIBOR + 7.250%), 8.250%, 06/13/25[4]	30,000	30,137
Finastra USA, Inc., First Lien Dollar Term Loan, (3 month LIBOR + 3.500%), 4.500%, 06/13/24[4]	76,355	75,060
Flex Acquisition Co., Inc., Incremental B-2018 Term Loan, (3 month LIBOR + 3.000%), 3.238%, 06/29/25[4]	9,962	9,910
Flex Acquisition Co., Inc., Initial Term Loan, (3 month LIBOR + 3.000%), 4.000%, 12/29/23[4]	104,734	105,029

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Industrials - 3.0% (continued)
Froneri U.S., Inc., First Lien Term B Loan, (1 month LIBOR + 2.250%), 2.371%, 01/31/27[4]	$358,200	$356,881
Gentiva Health Services Inc., New Term Loan B, (1 month LIBOR + 3.250%), 3.375%, 07/02/25[4]	243,668	244,202
Getty Images Inc., Initial Dollar Term Loan, (1 month LIBOR + 4.500%), 4.625%, 02/19/26[4]	48,961	48,879
Go Daddy Operating Company LLC, Tranche B-3 Term Loan, (1 month LIBOR + 2.500%), 2.621%, 08/10/27[4]	104,475	104,690
Golden Nugget, Inc., B Term Loan, (2 month LIBOR + 2.500%), 3.250%, 10/04/23[4]	323,392	317,733
GrafTech Finance Inc., Initial Term Loan, (1 month LIBOR + 3.500%), 4.500%, 02/12/25[4]	35,799	35,933
Graham Packaging Co., Inc., (1 month LIBOR + 3.750%), 4.500%, 08/04/27[4]	97,966	98,483
Greeneden US Holdings II LLC, Term Loan B, (1 month LIBOR + 4.000%), 4.750%, 12/01/27[4]	304,362	305,884
Harbor Freight Tools USA Inc, 2020 Initial Term Loan, (1 month LIBOR + 3.250%), 4.000%, 10/19/27[4]	124,688	125,022
H-Food Holdings LLC, Initial Term Loan, (1 month LIBOR + 3.688%), 3.808%, 05/31/25[4]	74,151	74,016
Hyland Software, Inc., 2018 Refinancing Term Loan, (1 month LIBOR + 3.500%), 4.250%, 07/01/24[4]	303,480	305,187
Illuminate Buyer LLC, Term B Loan, (1 month LIBOR + 4.000%), 4.121%, 06/30/27[4]	109,725	110,264
Ineos US Petrochem LLC, USD Term Loan, (3 month LIBOR + 2.750%), 3.250%, 01/21/26[4,12]	155,000	155,727
Infoblox Inc., First Lien Term Loan, (3 month LIBOR + 3.750%), 4.500%, 12/01/27[4]	85,000	85,594
Intelsat Jackson Holdings, S.A., SuperPriority Secured DIP Term Loan, , 6.250%, 07/13/21[4]	35,336	36,131
Intelsat Jackson Holdings, S.A., Tranche B-3 Term Loan, (3 month LIBOR + 4.750%), 8.000%, 11/27/23[4]	235,000	238,731
Ion Trading Finance Ltd., Initial Dollar Term Loan, (3 month LIBOR + 4.000%), 5.000%, 11/21/24[4]	29,613	29,650
IRB Holding Corp., Term B Loan, (3 month LIBOR + 2.750%), 3.750%, 02/05/25[4]	197,737	197,830
Kestrel Bidco Inc., Initial Term Loan, (3 month LIBOR + 3.000%), 4.000%, 12/11/26[4]	89,001	85,385
Kloeckner Pentaplast of America, Inc., Dollar Term Loan, (1 month LIBOR + 4.250%), 5.250%, 06/30/22[4]	14,732	14,747
Kronos Acquisition Holdings Inc, Term Loan B, (3 month LIBOR + 3.750%), 4.250%, 12/22/26[4,12]	165,000	165,000
	Principal Amount	Value

LifePoint Health, Inc., First Lien Term B Loan, (1 month LIBOR + 3.750%), 3.871%, 11/16/25[4]	$151,444	$151,538
Lower Cadence Holdings LLC, Intial Term Loan, (1 month LIBOR + 4.000%), 4.121%, 05/22/26[4]	137,332	134,517
Mavis Tire Express Services Corp., Closing Date Term Loan (First Lien), (3 month LIBOR + 3.250%), 3.504%, 03/20/25[4]	98,858	98,539
Messer Industries USA, Inc., Initial Term B-1 Loan, (3 month LIBOR + 2.500%), 2.754%, 03/01/26[4]	28,907	28,910
Milano Acquisition Corp, Term B Loan, (3 month LIBOR + 4.000%), 4.750%, 10/01/27[4]	150,000	150,563
Mister Car Wash Holdings, Inc., First Lien Initial Term Loan, (1 month LIBOR + 3.250%), 3.380%, 05/14/26[4]	79,121	77,934
Mitchell International, Inc. Initial Term Loan (First Lien), (1 month LIBOR + 3.250%), 3.371%, 12/01/24[4]	217,572	215,261
MLN US HoldCo LLC, Term B Loan (First Lien), (1 month LIBOR + 4.500%), 4.640%, 11/30/25[4]	35,431	33,217
Nexstar Broadcasting, Inc., Term B-4 Loan, (1 month LIBOR + 2.750%), 2.894%, 09/19/26[4]	245,883	246,593
Numericable U.S. LLC, USD TLB-13 Incremental Term Loan, (1 month LIBOR + 4.000%), 4.127%, 08/14/26[4]	183,303	183,733
OneDigital Borrower LLC, Closing Term Loan, (3 month LIBOR + 4.500%), 5.250%, 11/16/27[4]	191,133	192,805
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan , (1 month LIBOR + 3.500%), 3.647%, 04/30/26[4]	185,485	185,600
Parexel International Corp., Initial Term Loan, (1 month LIBOR + 2.750%), 2.871%, 09/27/24[4]	179,913	179,966
Peak 10 Holding Corp., Initial Term Loan (First Lien), (3 month LIBOR + 3.500%), 3.754%, 08/01/24[4]	44,540	40,526
PetSmart Inc, Term Loan B, (1 month LIBOR + 4.500%), 4.500%, 01/29/28[4,12]	95,000	94,050
PetSmart, Inc., Tranche B-2 Loan, (3 month LIBOR + 3.500%), 4.500%, 03/11/22[4]	282,396	282,572
Playtika Holding Corp., Term B Loan, (3 month LIBOR + 6.000%), 7.000%, 12/10/24[4]	48,718	49,062
Ply Gem Midco, Inc., Initial Term Loan, (1 month LIBOR + 3.750%), 3.876%, 04/12/25[4]	70,262	70,525
PPD Inc, Initial Term Loan, (1 month LIBOR + 2.250%), 2.750%, 01/13/28[4]	170,000	170,863
Prime Security Services Borrower LLC/Prime Finance, Inc., (1 month LIBOR + 2.750%), 3.500%, 09/23/26[4]	166,295	166,607
Project Alpha Intermediate Holding, Inc., Term Loan, (3 month LIBOR + 3.500%), 6.250%, 04/26/24[4]	227,669	228,334

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Industrials - 3.0% (continued)
Radiate Holdco LLC, Term B Loan, (1 month LIBOR + 3.500%), 4.250%, 09/25/26[4]	$160,000	$160,375
Radiology Partners, Inc., Replacement Term B Loan, (1 month LIBOR + 4.250%), 4.804%, 07/09/25[4]	157,547	156,833
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), (3 month LIBOR + 4.500%), 5.500%, 11/01/24[4]	62,556	57,396
Select Medical Corp., Tranche B Term Loan, (3 month LIBOR + 2.250%), 2.530%, 03/06/25[4]	175,000	174,818
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, (1 month LIBOR + 2.750%), 2.871%, 02/05/24[4]	237,551	231,414
Solenis International LP, First Lien Initial Dollar Term Loan, (3 month LIBOR + 4.000%), 4.233%, 06/26/25[4]	108,232	108,098
Sophia LP, Closing Date Term Loan, (1 month LIBOR + 3.750%), 4.500%, 10/07/27[4]	185,000	185,971
Starfruit Finco BV, Initial Dollar Term Loan, (1 month LIBOR + 3.000%), 3.129%, 10/01/25[4]	99,094	98,929
Sterigenics-Nordion Holdings LLC, Term Loan, (2 month LIBOR + 2.750%), 3.250%, 12/13/26[4]	120,000	120,150
Surf Holdings LLC, Senior Secured First Lien Dollar Tranche Term Loan, (3 month LIBOR + 3.500%), 3.726%, 03/05/27[4]	199,000	199,298
Tapstone Energy Holdings III Subordinated Term Loan, (1 month LIBOR + 4.000%), 5.000%, 04/17/24[4,13]	1,215	1,205
Team Health Holdings Inc., Initial Term Loan, (3 month LIBOR + 2.750%), 3.750%, 02/06/24[4]	34,640	32,497
Tempo Acquisition LLC, Extending Term Loan, (1 month LIBOR + 3.250%), 3.750%, 10/31/26[4]	207,605	208,047
Terrier Media Buyer, Inc., Term Loan, (1 month LIBOR + 3.000%), 4.371%, 12/17/26[4]	89,100	89,313
TIBCO Software, Inc., Term Loan B-3, (1 month LIBOR + 3.750%), 3.880%, 07/03/26[4]	198,938	199,103
Tiger Merger Sub Co., (1 month LIBOR + 3.500%), 3.621%, 07/01/25[4]	134,663	135,672
Titan Acquisition, Ltd., Initial Term Loan, (3 month LIBOR + 3.250%), 3.267%, 03/28/25[4]	59,389	58,201
TransDigm, Inc., Term F Loan, (1 month LIBOR + 2.250%), 2.371%, 12/09/25[4]	214,110	210,698
TricorBraun Inc, Delayed Draw Term Loan , (1 month LIBOR + 3.250%), 3.750%, 01/29/28[4,12]	17,445	17,357
TricorBraun Inc, Term Loan, (1 month LIBOR + 3.000%), 3.750%, 01/29/28[4,12]	77,555	77,555
	Principal Amount	Value

Uber Technologies Inc., First Lien Term Loan, (3 month LIBOR + 4.000%), 5.000%, 04/04/25[4]	$173,162	$174,120
UKG Inc, 2021 Incremental Term Loan, (1 month LIBOR + 3.250%), 4.000%, 05/03/26[4]	139,650	140,426
Ultimate Software Group, Inc., First Lien Initial Term Loan, (1 month LIBOR + 3.750%), 3.871%, 05/03/26[4]	158,344	159,198
United Natural Foods Inc., Initial Term Loan, (1 month LIBOR + 4.250%), 4.371%, 10/22/25[4]	22,726	22,797
Vertical US Newco, Inc., (1 month LIBOR + 4.250%), 4.478%, 07/31/27[4]	259,350	261,835
VS Buyer LLC, Initial Term Loan, (1 month LIBOR + 3.000%), 3.121%, 03/02/27[4]	198,500	198,996
Web.com Group, Inc., First Lien Initial Term Loan, (1 month LIBOR + 3.750%), 3.871%, 10/11/25[4,12]	158,105	157,982
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 month LIBOR + 3.000%), 3.121%, 03/09/27[4]	311,776	311,159

Total Industrials		15,280,911
Utilities - 0.0%#
PG&E Corp., (3 month LIBOR + 3.500%), 6.750%, 06/23/25[4]	94,525	95,608

Total Floating Rate Senior Loan Interests (Cost $17,051,048)		17,198,278

	Shares
Common Stocks - 0.0%#
Energy - 0.0%#
Extraction Oil & Gas, Inc.*	159	4,452
Foresight[13]	202	3,643
Frontera Energy Corp. (Canada)	17,242	50,318
Oasis Petroleum, Inc.*	1,262	47,287
Tapstone Energy[13]	1,579	5,937
Whiting Petroleum Corp.*,8	1,547	31,466

Total Energy (Cost $632,196)		143,103
Investment Companies - 4.8%
DoubleLine Global Bond Fund, Class I14 (Cost $23,657,172)	2,284,287	24,373,342

Principal Amount
Short-Term Investments - 5.8%
Joint Repurchase Agreements - 0.9%[15]
Cantor Fitzgerald Securities, Inc., dated 01/29/21, due 02/01/21, 0.090% total to be received $1,016,408 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 02/23/21 - 12/20/70, totaling $1,036,728)	$1,016,400	1,016,400

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 0.9%[15] (continued)
Citigroup Global Markets, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,016,389 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 8.500%, 02/01/23 - 01/01/59, totaling $1,036,712)	$1,016,384	$1,016,384
Nomura Securities International, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $213,940 (collateralized by various U.S. Government Agency Obligations, 2.101% - 6.000%, 09/01/25 - 10/20/68, totaling $218,218)	213,939	213,939
Palafox Trading LLC , dated 01/29/21, due 02/01/21, 0.120% total to be received $1,016,410 (collateralized by various U.S. Treasuries, 0.625% - 2.750%, 02/15/24 - 05/15/30, totaling $1,036,738)	1,016,400	1,016,400
RBC Dominion Securities, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,016,389 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.625%, 02/18/21 - 01/20/51, totaling $1,036,712)	1,016,384	1,016,384

Total Joint Repurchase Agreements		4,279,507
	Principal Amount	Value
U.S. Government Obligations - 1.9%
U.S. Treasury Bills, 0.079%, 03/25/21[16]	$9,280,000	$9,278,931
U.S. Treasury Bills, 0.086%, 05/06/21[16]	525,000	524,928

Total U.S. Government Obligations		9,803,859

	Shares
Other Investment Companies - 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[17]	5,056,474	5,056,474
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[17]	5,056,474	5,056,474
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[17]	5,209,700	5,209,700

Total Other Investment Companies		15,322,648

Total Short-Term Investments (Cost $29,405,968)		29,406,014
Total Investments - 101.4% (Cost $508,041,724)		518,285,106
Other Assets, less Liabilities - (1.4)%		(7,084,791)
Net Assets - 100.0%		$511,200,315

*	Non-income producing security.
#	Less than 0.05%.
[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at January 31, 2021, amounted to $1,200,788, or 0.2% of net assets.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $127,099,601 or 24.9% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	Zero Coupon Bond.
[8]	Some of these securities, amounting to $4,702,816 or 0.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[9]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[10]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[11]	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
[12]	Estimated interest rate based on period end due to security settling after January 31, 2021.
[13]	Security's value was determined by using significant unobservable inputs.
[14]	Affiliated issuer. See summary of affiliated investment transaction for details.
[15]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[16]	Represents yield to maturity at January 31, 2021.
[17]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
GNMA	Ginnie Mae
GSR	Goldman Sachs REMIC
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduit
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The Fund had the following unfunded floating rate senior loan commitment outstanding as of January 31, 2021, which could be extended at the option of the borrower:
Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
OneDigital Borrower LLC, Delayed Draw Term Loan	$18,867	$19,032	$165
The following schedule shows the value of affiliated investments at January 31, 2021.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
DoubleLine Global Bond Fund, Class I	2,284,287	—	—	—	$68,528	$ 389,585	$24,373,342
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Energy	$133,523	—	$9,580	$143,103
Corporate Bonds and Notes
Financials	—	$41,627,767	—	41,627,767
Industrials	—	73,380,665	—	73,380,665
Utilities	—	19,250,014	—	19,250,014
Asset-Backed Securities	—	51,053,672	—	51,053,672
Mortgage-Backed Securities	—	92,266,221	—	92,266,221
Municipal Bonds	—	781,621	—	781,621
U.S. Government and Agency Obligations†	—	160,230,028	—	160,230,028
Foreign Government Obligations	—	8,574,381	—	8,574,381
Investment Companies	24,373,342	—	—	24,373,342
Floating Rate Senior Loan Interests
Financials	—	1,821,759	—	1,821,759
Industrials	—	15,279,706	1,205	15,280,911
Utilities	—	95,608	—	95,608
Unfunded Loan Commitment	—	19,032	—	19,032
Short-Term Investments
Joint Repurchase Agreements	—	4,279,507	—	4,279,507
Other Investment Companies	15,322,648	—	—	15,322,648
U.S. Government Obligations	—	9,803,859	—	9,803,859
Total Investment in Securities	$39,829,513	$478,463,840	$10,785	$518,304,138

† All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification by major industries classification, please refer to the Fund’s Schedule of Portfolio Investments.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at January 31, 2021:
	Common Stock	Mortgage-Backed Securities	Floating Rate Senior Loan Interests
Balance as of October 31, 2020	$3,328	$4,870,800	$1,215
Accrued discounts (premiums)	—	—	23
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	6,252	—	(33)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	$(4,870,800)	—
Balance as of January 31, 2021	$9,580	—	$1,205

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2021	$6,252	—	$(33)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of January 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of January 31, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$9,580	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
Floating Rate Senior Rate Interests	$1,205	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
	$10,785
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,702,816	$4,279,507	$916,780	$5,196,287
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	02/04/21-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.